================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-6332

                           Rochester Portfolio Series
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 03/31/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes-101.4%
New York-72.7%
$  2,100,000  Albany County, NY IDA (Albany College of Pharmacy)(1)                5.250%  12/01/2019  12/01/2014(A) $     2,106,783
------------------------------------------------------------------------------------------------------------------------------------
     110,000  Albany, NY Hsg. Authority(1)                                         6.250   10/01/2012  04/30/2011(A)         110,477
------------------------------------------------------------------------------------------------------------------------------------
     125,000  Albany, NY Hsg. Authority (Lark Drive)(1)                            5.200   12/01/2013  04/30/2011(A)         126,488
------------------------------------------------------------------------------------------------------------------------------------
     260,000  Albany, NY Hsg. Authority (Lark Drive)(1)                            5.400   12/01/2018  04/30/2011(A)         262,769
------------------------------------------------------------------------------------------------------------------------------------
   1,365,000  Albany, NY IDA (Brighter Choice Charter School for Girls)(1)         4.500   04/01/2018  04/12/2017(B)       1,264,836
------------------------------------------------------------------------------------------------------------------------------------
   1,370,000  Albany, NY IDA (Brighter Choice Charter School for Girls)(1)         4.550   04/01/2015  01/11/2014(B)       1,357,670
------------------------------------------------------------------------------------------------------------------------------------
   1,875,000  Albany, NY IDA (Charitable Leadership)                               5.500   07/01/2011  07/01/2011          1,868,063
------------------------------------------------------------------------------------------------------------------------------------
   8,810,000  Albany, NY IDA (Charitable Leadership)                               6.000   07/01/2019  04/20/2016(B)       5,643,774
------------------------------------------------------------------------------------------------------------------------------------
   2,660,000  Albany, NY IDA (Daughters of Sarah Nursing Home)(1)                  5.250   10/20/2021  04/20/2012(A)       2,750,919
------------------------------------------------------------------------------------------------------------------------------------
      25,000  Albany, NY IDA (Daughters of Sarah Nursing Home)(1)                  5.375   10/20/2030  04/20/2014(A)          25,435
------------------------------------------------------------------------------------------------------------------------------------
     955,000  Albany, NY IDA (H. Johnson Office Park)(1)                           5.750   03/01/2018  03/01/2013(C)         875,993
------------------------------------------------------------------------------------------------------------------------------------
   1,660,000  Albany, NY IDA (Hampton Plaza)(1)                                    6.250   03/15/2018  09/15/2011(A)       1,693,665
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Albany, NY IDA (St. Peter's Hospital)(1)                             5.750   11/15/2022  11/15/2017(A)       3,078,240
------------------------------------------------------------------------------------------------------------------------------------
     100,000  Albany, NY Municipal Water Finance Authority                         5.000   12/01/2011  04/30/2011(A)         100,307
------------------------------------------------------------------------------------------------------------------------------------
   1,985,000  Albany, NY Municipal Water Finance Authority(1)                      5.250   12/01/2017  04/30/2011(A)       1,991,312
------------------------------------------------------------------------------------------------------------------------------------
   1,335,000  Albany, NY Municipal Water Finance Authority(1)                      5.250   12/01/2018  04/30/2011(A)       1,338,898
------------------------------------------------------------------------------------------------------------------------------------
     200,000  Albany, NY Municipal Water Finance Authority(1)                      5.250   12/01/2019  04/30/2011(A)         200,584
------------------------------------------------------------------------------------------------------------------------------------
   2,915,000  Albany, NY Municipal Water Finance Authority(1)                      5.250   12/01/2020  04/30/2011(A)       2,923,512
------------------------------------------------------------------------------------------------------------------------------------
     440,000  Albany, NY Municipal Water Finance Authority(1)                      5.250   12/01/2021  04/30/2011(A)         441,285
------------------------------------------------------------------------------------------------------------------------------------
   3,235,000  Albany, NY Municipal Water Finance Authority(1)                      5.250   12/01/2022  04/30/2011(A)       3,242,764
------------------------------------------------------------------------------------------------------------------------------------
   2,590,000  Albany, NY Municipal Water Finance Authority(1)                      5.250   12/01/2023  04/30/2011(A)       2,591,373
------------------------------------------------------------------------------------------------------------------------------------
   2,010,000  Albany, NY Parking Authority(1)                                      5.625   07/15/2020  07/15/2011(A)       2,036,130
------------------------------------------------------------------------------------------------------------------------------------
     445,000  Albany, NY Parking Authority(1)                                      5.625   07/15/2025  07/15/2012(A)         447,043
------------------------------------------------------------------------------------------------------------------------------------
      90,000  Allegany County, NY IDA (Alfred University)(1)                       5.000   08/01/2028  02/07/2024(B)          84,479
------------------------------------------------------------------------------------------------------------------------------------
   4,380,000  Allegany County, NY IDA (Houghton College)(1)                        5.250   01/15/2018  04/30/2011(A)       4,384,643

1 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$  5,730,000  Allegany County, NY IDA (Houghton College)(1)                        5.250%  01/15/2024  04/30/2011(A) $     5,730,630
------------------------------------------------------------------------------------------------------------------------------------
     355,000  Amherst, NY IDA (Beechwood Health Care Center)(1)                    4.875   01/01/2013  01/15/2012(B)         352,142
------------------------------------------------------------------------------------------------------------------------------------
     490,000  Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)(1)       5.750   04/01/2016  04/01/2012(A)         499,869
------------------------------------------------------------------------------------------------------------------------------------
     720,000  Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)(1)       5.750   04/01/2017  04/01/2012(A)         732,168
------------------------------------------------------------------------------------------------------------------------------------
     100,000  Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)(1)                  5.125   08/01/2020  08/01/2013(A)         100,766
------------------------------------------------------------------------------------------------------------------------------------
     810,000  Bethlehem, NY Water System(1)                                        5.250   03/01/2018  03/01/2013(A)         827,002
------------------------------------------------------------------------------------------------------------------------------------
     905,000  Bethlehem, NY Water System(1)                                        5.375   03/01/2020  03/01/2013(A)         915,570
------------------------------------------------------------------------------------------------------------------------------------
     500,000  Bethlehem, NY Water System(1)                                        5.500   03/01/2022  03/01/2013(A)         503,695
------------------------------------------------------------------------------------------------------------------------------------
     245,000  Brookhaven, NY IDA (Alternatives for Children)(1)                    7.000   02/01/2013  03/25/2012(B)         246,009
------------------------------------------------------------------------------------------------------------------------------------
     425,000  Brookhaven, NY IDA (Dowling College)(1)                              6.500   11/01/2012  05/08/2012(B)         434,048
------------------------------------------------------------------------------------------------------------------------------------
     725,000  Brookhaven, NY IDA (Enecon Corp.)(1)                                 5.800   11/01/2018  08/13/2015(B)         660,497
------------------------------------------------------------------------------------------------------------------------------------
   2,325,000  Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)(1)           5.750   07/15/2017  07/15/2017          2,495,632
------------------------------------------------------------------------------------------------------------------------------------
   1,400,000  Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)(1)           5.750   07/15/2018  07/15/2018          1,489,726
------------------------------------------------------------------------------------------------------------------------------------
   1,355,000  Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)(1)           5.750   07/15/2019  07/15/2019          1,428,793
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)(1)           5.750   07/15/2020  01/15/2020(A)       1,545,735
------------------------------------------------------------------------------------------------------------------------------------
     820,000  Broome County, NY COP(1)                                             5.250   04/01/2022  04/30/2011(A)         822,542
------------------------------------------------------------------------------------------------------------------------------------
      10,000  Broome County, NY GO(1)                                              5.400   04/15/2011  04/15/2011             10,019
------------------------------------------------------------------------------------------------------------------------------------
     625,000  Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)(1)             5.250   11/01/2015  11/29/2013(B)         596,800
------------------------------------------------------------------------------------------------------------------------------------
      50,000  Cattaraugus County, NY IDA (St. Bonaventure University)              5.000   09/15/2013  04/30/2011(A)          50,064
------------------------------------------------------------------------------------------------------------------------------------
     500,000  Cattaraugus County, NY IDA (St. Bonaventure University)(1)           5.000   05/01/2023  07/10/2020(B)         457,835
------------------------------------------------------------------------------------------------------------------------------------
   3,525,000  Cayuga County, NY COP (Auburn Memorial Hospital)(1)                  6.000   01/01/2021  10/11/2016(B)       3,511,781
------------------------------------------------------------------------------------------------------------------------------------
     515,000  Chautauqua County, NY Tobacco Asset Securitization Corp.(1)          6.000   07/01/2012  01/02/2012(B)         512,595
------------------------------------------------------------------------------------------------------------------------------------
   1,075,000  Chautauqua County, NY Tobacco Asset Securitization Corp.(1)          6.250   07/01/2016  01/11/2015(B)       1,055,188
------------------------------------------------------------------------------------------------------------------------------------
   3,795,000  Chautauqua County, NY Tobacco Asset Securitization Corp.(1)          6.500   07/01/2024  06/07/2021(B)       3,725,248
------------------------------------------------------------------------------------------------------------------------------------
  18,160,000  Chautauqua County, NY Tobacco Asset Securitization Corp.(1)          6.750   07/01/2040  05/29/2034(B)      15,917,058
------------------------------------------------------------------------------------------------------------------------------------
   2,365,000  Clarence, NY IDA (Bristol Village)(1)                                6.000   01/20/2044  12/26/2014(A)       2,381,886
------------------------------------------------------------------------------------------------------------------------------------

2 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$  4,475,000  Cortland County, NY IDA (Cortland Memorial Hospital)(1)              5.625%  07/01/2024  08/24/2019(B) $     4,447,747
------------------------------------------------------------------------------------------------------------------------------------
      10,000  Deerfield, NY GO(1)                                                  5.250   06/15/2011  06/15/2011             10,064
------------------------------------------------------------------------------------------------------------------------------------
      10,000  Deerfield, NY GO(1)                                                  5.250   06/15/2012  06/15/2012             10,360
------------------------------------------------------------------------------------------------------------------------------------
      10,000  Deerfield, NY GO(1)                                                  5.250   06/15/2013  06/15/2013             10,571
------------------------------------------------------------------------------------------------------------------------------------
      10,000  Deerfield, NY GO(1)                                                  5.500   06/15/2014  06/15/2014             10,744
------------------------------------------------------------------------------------------------------------------------------------
      10,000  Deerfield, NY GO(1)                                                  5.500   06/15/2015  06/15/2015             10,812
------------------------------------------------------------------------------------------------------------------------------------
      10,000  Deerfield, NY GO(1)                                                  5.500   06/15/2016  06/15/2016             10,802
------------------------------------------------------------------------------------------------------------------------------------
      10,000  Deerfield, NY GO(1)                                                  5.500   06/15/2017  06/15/2016(A)          10,639
------------------------------------------------------------------------------------------------------------------------------------
      10,000  Deerfield, NY GO(1)                                                  5.500   06/15/2018  06/15/2016(A)          10,491
------------------------------------------------------------------------------------------------------------------------------------
      15,000  Deerfield, NY GO(1)                                                  5.500   06/15/2019  06/15/2016(A)          15,450
------------------------------------------------------------------------------------------------------------------------------------
      15,000  Deerfield, NY GO(1)                                                  5.500   06/15/2020  06/15/2016(A)          15,331
------------------------------------------------------------------------------------------------------------------------------------
   5,205,000  Dutchess County, NY IDA (Marist College)(1)                          5.150   07/01/2017  07/01/2012(A)       5,395,087
------------------------------------------------------------------------------------------------------------------------------------
      20,000  East Rochester, NY Hsg. Authority (Gates Senior Hsg.)(1)             4.200   04/20/2011  04/20/2011             20,024
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000  East Rochester, NY Hsg. Authority (St. John's Health Care)(1)        5.000   04/20/2027  10/20/2020(A)       2,535,975
------------------------------------------------------------------------------------------------------------------------------------
   3,155,000  East Rochester, NY Hsg. Authority (Woodland Village)(1)              5.150   08/01/2016  03/22/2014(B)       3,024,162
------------------------------------------------------------------------------------------------------------------------------------
     190,000  East Syracuse, NY Hsg. Authority (Bennett Manor Associates)(1)       6.700   04/01/2021  04/29/2011(A)         192,195
------------------------------------------------------------------------------------------------------------------------------------
  58,670,000  Erie County, NY IDA (Buffalo City School District)(1)                5.625   05/01/2028  05/01/2014(A)      60,106,828
------------------------------------------------------------------------------------------------------------------------------------
  20,335,000  Erie County, NY IDA (Buffalo City School District)(1)                5.750   05/01/2024  04/30/2011(A)      20,409,019
------------------------------------------------------------------------------------------------------------------------------------
   1,300,000  Erie County, NY IDA (Buffalo City School District)(1)                5.750   05/01/2025  05/01/2014(A)       1,333,891
------------------------------------------------------------------------------------------------------------------------------------
   6,500,000  Erie County, NY IDA (Buffalo City School District)(1)                5.750   05/01/2026  05/01/2014(A)       6,625,515
------------------------------------------------------------------------------------------------------------------------------------
     850,000  Erie County, NY IDA (Medaille College)(1)                            6.875   10/01/2013  07/18/2012(B)         887,426
------------------------------------------------------------------------------------------------------------------------------------
     385,000  Erie County, NY Public Improvement District(1)                       5.250   03/15/2020  03/15/2013(A)         405,209
------------------------------------------------------------------------------------------------------------------------------------
  29,615,000  Erie County, NY Tobacco Asset Securitization Corp.(1)                5.000   06/01/2031  06/01/2031         21,927,242
------------------------------------------------------------------------------------------------------------------------------------
   9,750,000  Erie County, NY Tobacco Asset Securitization Corp.(1)                5.000   06/01/2038  06/01/2038          6,836,213
------------------------------------------------------------------------------------------------------------------------------------
     250,000  Essex County, NY IDA (International Paper Company)(1)                6.450   11/15/2023  11/15/2011(A)         251,103
------------------------------------------------------------------------------------------------------------------------------------
     690,000  Essex County, NY IDA
              (North Country Community College Foundation)(1)                      4.600   06/01/2015  06/01/2015            737,044
------------------------------------------------------------------------------------------------------------------------------------
     540,000  Franklin County, NY IDA
              (North Country Community College Foundation)(1)                      4.600   06/01/2015  06/01/2015            576,817
------------------------------------------------------------------------------------------------------------------------------------

3 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     50,000  Gloversville, NY GO(1)                                               5.800%  03/15/2015  09/15/2011(A) $        51,098
------------------------------------------------------------------------------------------------------------------------------------
     425,000  Hamilton County, NY IDA (Adirondack Historical Assoc.)(1)            5.250   11/01/2018  04/30/2011(A)         425,374
------------------------------------------------------------------------------------------------------------------------------------
      75,000  Hempstead Village, NY GO(1)                                          5.000   09/15/2017  09/15/2016(A)          80,189
------------------------------------------------------------------------------------------------------------------------------------
     500,000  Hempstead Village, NY GO(1)                                          5.000   07/01/2018  07/01/2014(A)         516,995
------------------------------------------------------------------------------------------------------------------------------------
      75,000  Hempstead Village, NY GO(1)                                          5.000   09/15/2018  09/15/2016(A)          79,003
------------------------------------------------------------------------------------------------------------------------------------
   1,195,000  Hempstead Village, NY GO(1)                                          5.000   07/01/2019  07/01/2014(A)       1,224,409
------------------------------------------------------------------------------------------------------------------------------------
      75,000  Hempstead Village, NY GO(1)                                          5.000   09/15/2019  09/15/2016(A)          77,886
------------------------------------------------------------------------------------------------------------------------------------
      75,000  Hempstead Village, NY GO(1)                                          5.000   09/15/2020  09/15/2016(A)          77,014
------------------------------------------------------------------------------------------------------------------------------------
      75,000  Hempstead Village, NY GO(1)                                          5.000   09/15/2021  09/15/2016(A)          76,359
------------------------------------------------------------------------------------------------------------------------------------
      75,000  Hempstead Village, NY GO(1)                                          5.000   09/15/2022  09/15/2016(A)          75,973
------------------------------------------------------------------------------------------------------------------------------------
      75,000  Hempstead Village, NY GO(1)                                          5.000   09/15/2023  09/15/2016(A)          75,464
------------------------------------------------------------------------------------------------------------------------------------
   1,700,000  Hempstead, NY IDA (Adelphi University)(1)                            5.750   06/01/2022  06/01/2012(A)       1,731,892
------------------------------------------------------------------------------------------------------------------------------------
   2,350,000  Hempstead, NY IDA (Lynbrook Facilities)(1)                           6.000   11/01/2017  10/26/2014(B)       2,033,385
------------------------------------------------------------------------------------------------------------------------------------
     620,000  Hempstead, NY IDA (Peninsula Counseling Center)(1)                   5.750   11/01/2018  09/03/2015(B)         561,627
------------------------------------------------------------------------------------------------------------------------------------
      60,000  Herkimer County, NY GO(1)                                            5.000   09/15/2012  09/15/2012             63,036
------------------------------------------------------------------------------------------------------------------------------------
      40,000  Herkimer County, NY GO(1)                                            5.000   09/15/2012  09/15/2011(A)          40,759
------------------------------------------------------------------------------------------------------------------------------------
      30,000  Highland Falls, NY Sewer System(1)                                   5.100   12/01/2011  06/01/2011(A)          30,225
------------------------------------------------------------------------------------------------------------------------------------
      20,000  Hudson Falls, NY Central School District(1)                          4.750   06/15/2019  06/15/2019             20,563
------------------------------------------------------------------------------------------------------------------------------------
   2,520,000  Islip, NY IDA (United Cerebral Palsy Assoc.)(1)                      5.500   12/01/2016  05/01/2014(B)       2,322,583
------------------------------------------------------------------------------------------------------------------------------------
     295,000  Islip, NY IDA (United Cerebral Palsy Assoc.)(1)                      5.500   12/01/2016  04/28/2014(B)         271,890
------------------------------------------------------------------------------------------------------------------------------------
   2,990,000  Islip, NY Res Rec, Series E(1)                                       5.625   07/01/2017  07/01/2014(A)       3,222,084
------------------------------------------------------------------------------------------------------------------------------------
   1,175,000  Islip, NY Res Rec, Series E(1)                                       5.750   07/01/2019  07/01/2014(A)       1,241,258
------------------------------------------------------------------------------------------------------------------------------------
   1,100,000  Islip, NY Res Rec, Series E(1)                                       5.750   07/01/2020  07/01/2014(A)       1,151,931
------------------------------------------------------------------------------------------------------------------------------------
   1,315,000  Islip, NY Res Rec, Series E(1)                                       5.750   07/01/2021  07/01/2014(A)       1,368,376
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Islip, NY Res Rec, Series E(1)                                       5.750   07/01/2023  07/01/2015(A)       1,029,850
------------------------------------------------------------------------------------------------------------------------------------
     250,000  Jamestown, NY GO(1)                                                  5.000   08/01/2024  08/01/2014(A)         254,450
------------------------------------------------------------------------------------------------------------------------------------
     250,000  Jamestown, NY GO(1)                                                  5.000   08/01/2025  08/01/2014(A)         253,505
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000  L.I., NY Power Authority, Series A(1)                                5.000   12/01/2026  06/01/2016(A)      10,140,100
------------------------------------------------------------------------------------------------------------------------------------
     480,000  L.I., NY Power Authority, Series A(1)                                6.250   04/01/2033  04/01/2019(A)         526,118
------------------------------------------------------------------------------------------------------------------------------------
   2,210,000  Livingston County, NY IDA
              (Nicholas H. Noyes Memorial Hospital)(1)                             5.875   07/01/2022  05/25/2019(B)       2,011,432
------------------------------------------------------------------------------------------------------------------------------------
   1,010,000  Livingston County, NY IDA
              (Nicholas H. Noyes Memorial Hospital)(1)                             6.000   07/01/2030  04/22/2027(B)         869,650
------------------------------------------------------------------------------------------------------------------------------------
      70,000  Livonia, NY GO(1)                                                    5.000   06/15/2020  06/15/2017(A)          73,124
------------------------------------------------------------------------------------------------------------------------------------
      75,000  Livonia, NY GO(1)                                                    5.000   06/15/2021  06/15/2017(A)          77,758
------------------------------------------------------------------------------------------------------------------------------------
      80,000  Livonia, NY GO(1)                                                    5.000   06/15/2022  06/15/2017(A)          82,100
------------------------------------------------------------------------------------------------------------------------------------
      85,000  Livonia, NY GO(1)                                                    5.000   06/15/2023  06/15/2017(A)          86,586
------------------------------------------------------------------------------------------------------------------------------------

4 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     90,000  Livonia, NY GO(1)                                                    5.000%  06/15/2024  06/15/2017(A) $        91,409
------------------------------------------------------------------------------------------------------------------------------------
      75,000  Livonia, NY GO(1)                                                    5.000   06/15/2025  06/15/2017(A)          75,632
------------------------------------------------------------------------------------------------------------------------------------
      35,000  Lyncourt, NY Fire District(1)                                        6.000   10/15/2016  10/15/2011(A)          35,565
------------------------------------------------------------------------------------------------------------------------------------
     235,000  Madison County, NY IDA
             (Morrisville State College Foundation)(1)                             5.000   06/01/2015  07/04/2013(B)         234,504
------------------------------------------------------------------------------------------------------------------------------------
   2,065,000  Madison County, NY IDA
             (Morrisville State College Foundation)(1)                             5.000   06/01/2022  08/11/2019(B)       1,966,293
------------------------------------------------------------------------------------------------------------------------------------
   1,930,000  Madison County, NY IDA (Oneida Healthcare Center)(1)                 5.500   02/01/2016  04/30/2011(A)       1,950,400
------------------------------------------------------------------------------------------------------------------------------------
      60,000  Monroe County, NY Airport Authority
             (Greater Rochester International)(1)                                  5.750   01/01/2012  01/01/2012             61,567
------------------------------------------------------------------------------------------------------------------------------------
       5,000  Monroe County, NY GO(1)                                              5.000   06/01/2017  04/30/2011(A)           5,007
------------------------------------------------------------------------------------------------------------------------------------
     105,000  Monroe County, NY GO                                                 5.350   03/01/2012  04/30/2011(A)         105,380
------------------------------------------------------------------------------------------------------------------------------------
      25,000  Monroe County, NY GO(1)                                              5.750   06/01/2015  04/30/2011(A)          25,064
------------------------------------------------------------------------------------------------------------------------------------
     595,000  Monroe County, NY IDA (Canal Ponds)                                  7.000   06/15/2013  06/15/2011(A)         602,098
------------------------------------------------------------------------------------------------------------------------------------
     580,000  Monroe County, NY IDA (Highland Hospital of Rochester)(1)            5.000   08/01/2012  08/01/2012            602,150
------------------------------------------------------------------------------------------------------------------------------------
   1,375,000  Monroe County, NY IDA (Nazareth College of Rochester)(1)             5.250   10/01/2021  10/01/2012(A)       1,393,879
------------------------------------------------------------------------------------------------------------------------------------
     750,000  Monroe County, NY IDA (Southview Towers)(1)                          6.125   02/01/2020  04/30/2011(A)         754,530
------------------------------------------------------------------------------------------------------------------------------------
      45,000  Monroe County, NY IDA (St. John Fisher College)(1)                   5.200   06/01/2019  06/01/2013(A)          45,189
------------------------------------------------------------------------------------------------------------------------------------
     245,000  Monroe County, NY IDA (Summit at Brighton)(1)                        5.000   07/01/2016  02/20/2014(B)         211,825
------------------------------------------------------------------------------------------------------------------------------------
   1,180,000  Monroe County, NY IDA (West End Business Center)(1)                  5.125   12/01/2014  07/02/2013(B)       1,059,959
------------------------------------------------------------------------------------------------------------------------------------
   9,000,000  Monroe County, NY Industrial Devel. Corp.
              (Unity Hospital Rochester)(1)                                        5.500   08/15/2023  07/20/2015(A)       9,252,450
------------------------------------------------------------------------------------------------------------------------------------
  17,500,000  Monroe County, NY Industrial Devel. Corp.
              (Unity Hospital Rochester)(1)                                        5.750   08/15/2030  02/15/2021(A)      19,452,825
------------------------------------------------------------------------------------------------------------------------------------
      15,000  Monroe County, NY Water Authority                                    5.250   08/01/2011  04/30/2011(A)          15,059
------------------------------------------------------------------------------------------------------------------------------------
     155,000  Monroe, NY Newpower Corp.(1)                                         4.700   01/01/2012  10/02/2011(B)         156,173
------------------------------------------------------------------------------------------------------------------------------------
     410,000  Monroe, NY Newpower Corp.(1)                                         4.800   01/01/2013  10/02/2012(B)         417,286
------------------------------------------------------------------------------------------------------------------------------------
   7,800,000  Monroe, NY Newpower Corp.(1)                                         6.375   01/01/2024  07/01/2011(A)       7,801,404
------------------------------------------------------------------------------------------------------------------------------------
     280,000  Mount Vernon, NY IDA (Kings Court)(1)                                5.125   12/01/2023  12/01/2015(A)         282,825
------------------------------------------------------------------------------------------------------------------------------------
     975,000  Mount Vernon, NY IDA (Macedonia Towers)(1)                           5.125   12/01/2023  12/01/2015(A)         976,775
------------------------------------------------------------------------------------------------------------------------------------
   3,795,000  Mount Vernon, NY IDA (Section 8), Series A(1)                        5.250   12/01/2014  06/01/2011(A)       3,848,851
------------------------------------------------------------------------------------------------------------------------------------
     300,000  Nassau County, NY IDA (ACDS)(1)                                      5.950   11/01/2022  11/01/2022            263,316
------------------------------------------------------------------------------------------------------------------------------------

5 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$    480,000  Nassau County, NY IDA (ACDS)(1)                                      6.000%  12/01/2019  04/28/2016(B) $       439,200
------------------------------------------------------------------------------------------------------------------------------------
     325,000  Nassau County, NY IDA (ALIA-ACDS)(1)                                 7.000   11/01/2016  07/17/2014(B)         323,310
------------------------------------------------------------------------------------------------------------------------------------
     185,000  Nassau County, NY IDA (ALIA-ACLD)(1)                                 5.750   09/01/2011  09/01/2011            184,761
------------------------------------------------------------------------------------------------------------------------------------
     475,000  Nassau County, NY IDA (ALIA-CMA)(1)                                  7.000   11/01/2016  07/24/2014(B)         472,530
------------------------------------------------------------------------------------------------------------------------------------
     370,000  Nassau County, NY IDA (ALIA-CRR)(1)                                  7.000   11/01/2016  07/16/2014(B)         368,076
------------------------------------------------------------------------------------------------------------------------------------
      80,000  Nassau County, NY IDA (ALIA-FREE)(1)                                 7.000   11/01/2016  08/02/2014(B)          79,584
------------------------------------------------------------------------------------------------------------------------------------
     370,000  Nassau County, NY IDA (ALIA-HKSB)(1)                                 7.000   11/01/2016  07/15/2014(B)         368,076
------------------------------------------------------------------------------------------------------------------------------------
   1,800,000  Nassau County, NY IDA (CSMR)(1)                                      5.950   11/01/2022  11/01/2022          1,579,896
------------------------------------------------------------------------------------------------------------------------------------
   1,325,000  Nassau County, NY IDA (CSMR)(1)                                      6.000   12/01/2019  04/19/2016(B)       1,212,375
------------------------------------------------------------------------------------------------------------------------------------
     200,000  Nassau County, NY IDA (Epilepsy Foundation of L.I.)(1)               5.950   11/01/2022  11/01/2022            175,544
------------------------------------------------------------------------------------------------------------------------------------
     575,000  Nassau County, NY IDA (Epilepsy Foundation of L.I.)(1)               6.000   12/01/2019  04/16/2016(B)         529,558
------------------------------------------------------------------------------------------------------------------------------------
     255,000  Nassau County, NY IDA (Hispanic Counseling Center)(1)                6.000   11/01/2017  11/01/2017            237,507
------------------------------------------------------------------------------------------------------------------------------------
     145,000  Nassau County, NY IDA (Hofstra University)(1)                        5.000   07/01/2023  04/30/2011(A)         145,257
------------------------------------------------------------------------------------------------------------------------------------
  13,250,000  Nassau County, NY IDA (Keyspan-Glenwood Energy Center)(1)            5.250   06/01/2027  06/01/2027         13,184,810
------------------------------------------------------------------------------------------------------------------------------------
     210,000  Nassau County, NY IDA (Life's WORCA)(1)                              5.950   11/01/2022  11/01/2022            184,321
------------------------------------------------------------------------------------------------------------------------------------
     500,000  Nassau County, NY IDA (New York Institute of Technology)(1)          5.000   03/01/2021  03/01/2020(A)         506,515
------------------------------------------------------------------------------------------------------------------------------------
     500,000  Nassau County, NY IDA (PLUS Group Home)(1)                           6.150   11/01/2022  11/01/2022            446,465
------------------------------------------------------------------------------------------------------------------------------------
     100,000  Nassau County, NY IDA (United Veteran's Beacon House)(1)             6.000   11/01/2017  11/01/2017             93,140
------------------------------------------------------------------------------------------------------------------------------------
     395,000  Nassau County, NY IDA (WORCA)(1)                                     6.000   12/01/2019  04/06/2016(B)         361,220
------------------------------------------------------------------------------------------------------------------------------------
     110,000  Nassau County, NY IDA, Series C(1)                                   6.000   12/01/2019  05/15/2016(B)         100,593
------------------------------------------------------------------------------------------------------------------------------------
  21,000,000  Nassau County, NY Tobacco Settlement Corp.(1)                        5.250   06/01/2026  11/25/2015(B)      17,982,930
------------------------------------------------------------------------------------------------------------------------------------
      95,000  Nassau, NY IDA (EBS North Hills LLC)(1)                              7.000   11/01/2013  05/13/2012(D)         102,725
------------------------------------------------------------------------------------------------------------------------------------
      90,000  Nassau, NY IDA (EBS North Hills LLC)(1)                              7.000   11/01/2013  05/03/2012(D)          97,221
------------------------------------------------------------------------------------------------------------------------------------
      95,000  Nassau, NY IDA (EBS North Hills LLC)(1)                              7.000   11/01/2013  05/13/2012(D)         102,725
------------------------------------------------------------------------------------------------------------------------------------
     145,000  Nassau, NY IDA (EBS North Hills LLC)(1)                              7.000   11/01/2013  05/16/2012(D)         156,844
------------------------------------------------------------------------------------------------------------------------------------
   6,075,000  New Rochelle, NY IDA (College of New Rochelle)(1)                    5.500   07/01/2019  07/01/2011(A)       6,094,136
------------------------------------------------------------------------------------------------------------------------------------

6 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$  1,045,000  Newburgh, NY IDA (Bourne & Kenney Redevel. Company)(1)               5.650%  08/01/2020  04/30/2011(A) $     1,046,547
------------------------------------------------------------------------------------------------------------------------------------
   2,535,000  Newburgh, NY IDA (Bourne & Kenney Redevel. Company)(1)               5.750   02/01/2032  03/16/2027(B)       2,521,083
------------------------------------------------------------------------------------------------------------------------------------
     150,000  Niagara County, NY IDA (American Ref-Fuel Company)(1)                5.550   11/15/2024  11/15/2011(A)         152,486
------------------------------------------------------------------------------------------------------------------------------------
  12,690,000  Niagara County, NY IDA
              (Niagara Falls Memorial Medical Center)(1)                           5.500   11/01/2035  07/26/2026(B)      10,060,759
------------------------------------------------------------------------------------------------------------------------------------
   1,040,000  Niagara County, NY IDA (Niagara Falls Memorial Medical Center)       5.750   06/01/2018  03/18/2015(B)         984,079
------------------------------------------------------------------------------------------------------------------------------------
   7,750,000  Niagara County, NY IDA (Solid Waste Disposal)(1)                     5.450   11/15/2026  11/15/2011(A)       7,883,688
------------------------------------------------------------------------------------------------------------------------------------
   9,510,000  Niagara County, NY IDA (Solid Waste Disposal)(1)                     5.550   11/15/2024  11/15/2011(A)       9,664,633
------------------------------------------------------------------------------------------------------------------------------------
  12,450,000  Niagara County, NY IDA (Solid Waste Disposal)(1)                     5.625   11/15/2024  11/15/2011(A)      12,664,140
------------------------------------------------------------------------------------------------------------------------------------
     175,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)             5.500   05/15/2019  05/15/2011(B)         161,994
------------------------------------------------------------------------------------------------------------------------------------
      90,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)             5.500   05/15/2020  05/15/2012(B)          84,401
------------------------------------------------------------------------------------------------------------------------------------
   1,175,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)             5.875   05/15/2022  05/15/2015(B)       1,116,497
------------------------------------------------------------------------------------------------------------------------------------
   1,105,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)             6.250   05/15/2034  06/24/2031(B)         974,555
------------------------------------------------------------------------------------------------------------------------------------
     945,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)             6.250   05/15/2040  05/27/2037(B)         813,749
------------------------------------------------------------------------------------------------------------------------------------
  11,995,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)             6.750   05/15/2029  03/17/2026(B)      11,551,665
------------------------------------------------------------------------------------------------------------------------------------
      20,000  Niagara County, NY Tobacco Asset Securitization Corp. (TASC)(1)      5.750   05/15/2021  05/15/2013(B)          19,026
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Niagara Falls, NY Public Water Authority(1)                          5.500   07/15/2034  08/27/2032(B)         953,860
------------------------------------------------------------------------------------------------------------------------------------
      75,000  Niagara, NY Frontier Transportation Authority
              (Buffalo Niagara International Airport)(1)                           5.000   04/01/2013  04/21/2011(A)          75,150
------------------------------------------------------------------------------------------------------------------------------------
      20,000  Niagara, NY Frontier Transportation Authority
              (Buffalo Niagara International Airport)(1)                           5.500   04/01/2016  04/30/2011(A)          20,039
------------------------------------------------------------------------------------------------------------------------------------
  10,210,000  Niagara, NY Frontier Transportation Authority
              (Buffalo Niagara International Airport)(1)                           5.625   04/01/2029  03/13/2025(B)       9,939,843
------------------------------------------------------------------------------------------------------------------------------------
      20,000  Niagara, NY Frontier Transportation Authority
              (Buffalo Niagara International Airport)(1)                           5.750   04/01/2012  04/30/2011(A)          20,065
------------------------------------------------------------------------------------------------------------------------------------
     210,000  Niagara, NY Frontier Transportation Authority
              (Buffalo Niagara International Airport)(1)                           5.750   04/01/2019  04/30/2011(A)         210,218
------------------------------------------------------------------------------------------------------------------------------------

7 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     50,000  Niagara, NY Frontier Transportation Authority
              International Airport(1)                                             5.000%  04/01/2018  04/30/2011(A) $        50,028
------------------------------------------------------------------------------------------------------------------------------------
   1,140,000  North Babylon, NY Volunteer Fire Company(1)                          5.750   08/01/2022  09/24/2017(B)       1,121,110
------------------------------------------------------------------------------------------------------------------------------------
     735,000  NY Capital District Youth Center(1)                                  6.000   02/01/2017  08/01/2011(A)         742,269
------------------------------------------------------------------------------------------------------------------------------------
     300,000  NY Carnegie Redevel. Corp.                                           6.500   09/01/2011  09/01/2011            295,980
------------------------------------------------------------------------------------------------------------------------------------
      65,000  NY Counties Tobacco Trust I(1)                                       5.875   06/01/2014  06/01/2014             63,865
------------------------------------------------------------------------------------------------------------------------------------
   4,670,000  NY Counties Tobacco Trust I(1)                                       6.300   06/01/2019  04/06/2018(B)       4,608,123
------------------------------------------------------------------------------------------------------------------------------------
   4,360,000  NY Counties Tobacco Trust I(1)                                       6.500   06/01/2035  05/19/2032(B)       3,938,780
------------------------------------------------------------------------------------------------------------------------------------
   3,295,000  NY Counties Tobacco Trust I(1)                                       6.625   06/01/2042  08/02/2039(B)       2,972,485
------------------------------------------------------------------------------------------------------------------------------------
  14,160,000  NY Counties Tobacco Trust II (TASC)(1)                               5.250   06/01/2025  01/25/2013(B)      12,392,974
------------------------------------------------------------------------------------------------------------------------------------
     150,000  NY Counties Tobacco Trust II (TASC)(1)                               5.500   06/01/2011  06/01/2011            149,754
------------------------------------------------------------------------------------------------------------------------------------
     865,000  NY Counties Tobacco Trust II (TASC)(1)                               5.625   06/01/2035  04/22/2019(B)         667,019
------------------------------------------------------------------------------------------------------------------------------------
   1,055,000  NY Counties Tobacco Trust II (TASC)(1)                               5.750   06/01/2013  06/01/2013          1,041,412
------------------------------------------------------------------------------------------------------------------------------------
   1,925,000  NY Counties Tobacco Trust II (TASC)(1)                               5.750   06/01/2014  06/01/2014          1,884,017
------------------------------------------------------------------------------------------------------------------------------------
     750,000  NY Counties Tobacco Trust II (TASC)(1)                               5.750   06/01/2043  05/12/2025(B)         550,553
------------------------------------------------------------------------------------------------------------------------------------
   2,120,000  NY Counties Tobacco Trust II (TASC)(1)                               6.000   06/01/2015  06/01/2015          2,076,264
------------------------------------------------------------------------------------------------------------------------------------
   2,330,000  NY Counties Tobacco Trust II (TASC)(1)                               6.000   06/01/2016  06/01/2016          2,262,360
------------------------------------------------------------------------------------------------------------------------------------
   3,010,000  NY Counties Tobacco Trust III                                        5.000   06/01/2027  06/01/2011(B)       2,896,734
------------------------------------------------------------------------------------------------------------------------------------
   4,980,000  NY Counties Tobacco Trust III(1)                                     5.750   06/01/2033  09/27/2012(B)       4,411,085
------------------------------------------------------------------------------------------------------------------------------------
  16,575,000  NY Counties Tobacco Trust III(1)                                     6.000   06/01/2043  04/04/2017(B)      13,679,513
------------------------------------------------------------------------------------------------------------------------------------
   3,095,000  NY Counties Tobacco Trust IV(1)                                      4.250   06/01/2021  11/27/2011(B)       2,927,406
------------------------------------------------------------------------------------------------------------------------------------
   4,520,000  NY Counties Tobacco Trust IV (TASC)(1)                               4.750   06/01/2026  05/09/2014(B)       3,783,150
------------------------------------------------------------------------------------------------------------------------------------
  38,400,000  NY Counties Tobacco Trust IV (TASC)(1)                               6.250   06/01/2041  06/01/2041         34,421,760
------------------------------------------------------------------------------------------------------------------------------------
     500,000  NY Grand Central BID (Grand Central District Management)(1)          5.000   01/01/2022  01/01/2014(A)         527,160
------------------------------------------------------------------------------------------------------------------------------------
      25,000  NY MTA Commuter Facilities (Grand Central Terminal)                  5.400   07/01/2011  04/30/2011(A)          25,092
------------------------------------------------------------------------------------------------------------------------------------
      85,000  NY MTA Commuter Facilities (Grand Central Terminal)(1)               5.500   07/01/2012  04/30/2011(A)          85,312
------------------------------------------------------------------------------------------------------------------------------------
              NY MTA Commuter Facilities,
      25,000  Series 7(1)                                                          5.625   07/01/2016  01/01/2012(A)          26,054
------------------------------------------------------------------------------------------------------------------------------------
              NY MTA Commuter Facilities,
       5,000  Series B(1)                                                          5.000   07/01/2017  03/01/2012(A)           5,209
------------------------------------------------------------------------------------------------------------------------------------
              NY MTA Commuter Facilities,
      50,000  Series B(1)                                                          5.125   07/01/2024  03/01/2012(A)          52,167
------------------------------------------------------------------------------------------------------------------------------------

8 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$      5,000  NY MTA Commuter Facilities,
              Series D(1)                                                          5.000%  07/01/2016  03/01/2012(A) $         5,209
------------------------------------------------------------------------------------------------------------------------------------
  20,795,000  NY MTA Service Contract, Series A(1)                                 5.125   01/01/2029  07/01/2012(A)      20,794,584
------------------------------------------------------------------------------------------------------------------------------------
  35,460,000  NY MTA Service Contract, Series A(1)                                 5.750   07/01/2031  07/01/2012(A)      36,152,179
------------------------------------------------------------------------------------------------------------------------------------
  33,290,000  NY MTA Service Contract, Series B(1)                                 5.250   01/01/2031  01/25/2029(B)      33,287,004
------------------------------------------------------------------------------------------------------------------------------------
     300,000  NY MTA, Series 2008C(1)                                              6.250   11/15/2023  11/15/2018(A)         335,757
------------------------------------------------------------------------------------------------------------------------------------
  53,800,000  NY MTA, Series A(1)                                                  5.000   11/15/2025  11/15/2012(A)      53,871,554
------------------------------------------------------------------------------------------------------------------------------------
     270,000  NY MTA, Series A(1)                                                  5.000   11/15/2030  05/10/2030(B)         263,555
------------------------------------------------------------------------------------------------------------------------------------
   5,395,000  NY MTA, Series A(1)                                                  5.000   11/15/2030  10/27/2028(B)       5,211,462
------------------------------------------------------------------------------------------------------------------------------------
   4,180,000  NY MTA, Series A(1)                                                  5.125   11/15/2021  11/15/2012(A)       4,265,481
------------------------------------------------------------------------------------------------------------------------------------
  24,255,000  NY MTA, Series A(1)                                                  5.125   11/15/2031  02/28/2030(B)      23,269,762
------------------------------------------------------------------------------------------------------------------------------------
  34,000,000  NY MTA, Series A(1)                                                  5.250   01/01/2023  07/01/2012(A)      35,094,120
------------------------------------------------------------------------------------------------------------------------------------
     225,000  NY MTA, Series A(1)                                                  5.250   11/15/2031  11/15/2031            219,317
------------------------------------------------------------------------------------------------------------------------------------
   8,800,000  NY MTA, Series A(1)                                                  5.250   11/15/2036  09/21/2035(B)       8,297,520
------------------------------------------------------------------------------------------------------------------------------------
      50,000  NY MTA, Series A(1)                                                  5.625   01/01/2012  04/30/2011(A)          50,176
------------------------------------------------------------------------------------------------------------------------------------
  16,500,000  NY MTA, Series B(1)                                                  5.250   11/15/2025  11/15/2013(A)      16,783,635
------------------------------------------------------------------------------------------------------------------------------------
   6,500,000  NY MTA, Series B(1)                                                  5.250   11/15/2027  11/15/2019(A)       6,755,385
------------------------------------------------------------------------------------------------------------------------------------
     100,000  NY MTA, Series E(1)                                                  5.250   11/15/2031  09/11/2029(B)          97,474
------------------------------------------------------------------------------------------------------------------------------------
      50,000  NY MTA, Series E(1)                                                  5.500   11/15/2021  11/15/2012(A)          52,058
------------------------------------------------------------------------------------------------------------------------------------
   2,205,000  NY MTA, Series F(1)                                                  5.000   11/15/2030  05/16/2029(B)       2,115,675
------------------------------------------------------------------------------------------------------------------------------------
   8,550,000  NY MTA, Series F(1)                                                  5.000   11/15/2031  06/08/2030(B)       8,495,109
------------------------------------------------------------------------------------------------------------------------------------
      35,000  NY New Hartford-Sunset Wood Funding Corp.(1)                         5.950   08/01/2027  08/01/2011(A)          35,093
------------------------------------------------------------------------------------------------------------------------------------
   3,840,000  NY Newark-Wayne Community Hospital(1)                                5.875   01/15/2033  04/30/2011(A)       3,840,000
------------------------------------------------------------------------------------------------------------------------------------
     930,000  NY Newark-Wayne Community Hospital(1)                                7.600   09/01/2015  10/24/2013(B)         921,026
------------------------------------------------------------------------------------------------------------------------------------
      50,000  NY Oneida Healthcare Corp. (Oneida Health Systems)(1)                5.300   02/01/2021  03/11/2019(B)          49,394
------------------------------------------------------------------------------------------------------------------------------------
   3,330,000  NY Oneida Healthcare Corp. (Oneida Health Systems)(1)                5.500   02/01/2016  04/30/2011(A)       3,365,997
------------------------------------------------------------------------------------------------------------------------------------
   4,000,000  NY Seneca Nation Indians Capital Improvements(1)                     5.000   12/01/2023  11/11/2020(B)       3,207,520
------------------------------------------------------------------------------------------------------------------------------------
   9,700,000  NY Seneca Nation Indians Capital Improvements(1)                     5.250   12/01/2016  06/14/2015(B)       9,059,121
------------------------------------------------------------------------------------------------------------------------------------
      50,000  NY Tobacco Settlement Financing Corp. (TASC)                         5.250   06/01/2016  04/30/2011(A)          50,167
------------------------------------------------------------------------------------------------------------------------------------
     500,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                      5.250   06/01/2020  06/01/2013(A)         517,665
------------------------------------------------------------------------------------------------------------------------------------
   2,220,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                      5.250   06/01/2021  06/01/2013(A)       2,274,101
------------------------------------------------------------------------------------------------------------------------------------
     130,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                      5.500   06/01/2014  04/30/2011(A)         130,463
------------------------------------------------------------------------------------------------------------------------------------
   3,685,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                      5.500   06/01/2015  04/30/2011(A)       3,698,119
------------------------------------------------------------------------------------------------------------------------------------

9 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     30,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                      5.500%  06/01/2015  04/30/2011(A) $        30,107
------------------------------------------------------------------------------------------------------------------------------------
  11,900,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                      5.500   06/01/2016  04/30/2011(A)      11,939,627
------------------------------------------------------------------------------------------------------------------------------------
   5,020,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                      5.500   06/01/2017  06/01/2011(A)       5,054,186
------------------------------------------------------------------------------------------------------------------------------------
  21,000,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                      5.500   06/01/2018  06/01/2012(A)      21,901,740
------------------------------------------------------------------------------------------------------------------------------------
  20,500,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                      5.500   06/01/2019  06/01/2013(A)      21,925,365
------------------------------------------------------------------------------------------------------------------------------------
  11,000,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                      5.500   06/01/2020  06/01/2013(A)      11,683,430
------------------------------------------------------------------------------------------------------------------------------------
  18,395,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                      5.500   06/01/2021  06/01/2013(A)      19,177,523
------------------------------------------------------------------------------------------------------------------------------------
      40,000  NY Triborough Bridge & Tunnel Authority(1)                           5.000   01/01/2024  04/30/2011(A)          40,126
------------------------------------------------------------------------------------------------------------------------------------
   5,170,000  NY Triborough Bridge & Tunnel Authority(1)                           5.000   11/15/2026  11/15/2012(A)       5,201,279
------------------------------------------------------------------------------------------------------------------------------------
 163,755,000  NY TSASC, Inc. (TFABs)(1)                                            4.750   06/01/2022  09/16/2013(B)     152,947,170
------------------------------------------------------------------------------------------------------------------------------------
  91,000,000  NY TSASC, Inc. (TFABs)(1)                                            5.000   06/01/2026  06/22/2020(B)      82,097,470
------------------------------------------------------------------------------------------------------------------------------------
  14,740,000  NY TSASC, Inc. (TFABs)(1)                                            5.000   06/01/2034  12/12/2025(B)      10,641,690
------------------------------------------------------------------------------------------------------------------------------------
     430,000  NY TSASC, Inc. (TFABs)(1)                                            5.250   07/15/2011  07/15/2011            436,171
------------------------------------------------------------------------------------------------------------------------------------
     175,000  NY Valley Health Devel. Corp.(1)                                     6.750   05/20/2022  06/19/2011(A)         183,993
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000  NYC Capital Resources Corp. (Albee Retail Devel.)(1)                 7.250   11/01/2042  11/01/2014(C)       9,808,300
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO(1)                                                            5.000   08/01/2015  04/30/2011(A)           5,017
------------------------------------------------------------------------------------------------------------------------------------
     425,000  NYC GO(1)                                                            5.000   08/01/2020  08/01/2014(A)         441,333
------------------------------------------------------------------------------------------------------------------------------------
     500,000  NYC GO(1)                                                            5.000   08/01/2022  08/01/2015(A)         525,310
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO(1)                                                            5.000   08/01/2022  04/30/2011(A)           5,012
------------------------------------------------------------------------------------------------------------------------------------
      40,000  NYC GO(1)                                                            5.000   09/15/2022  09/15/2013(A)          41,548
------------------------------------------------------------------------------------------------------------------------------------
  29,000,000  NYC GO(2)                                                            5.000   06/01/2023  06/01/2015(B)      30,213,360
------------------------------------------------------------------------------------------------------------------------------------
     615,000  NYC GO(1)                                                            5.000   08/01/2023  08/01/2015(A)         641,027
------------------------------------------------------------------------------------------------------------------------------------
   8,065,000  NYC GO(1)                                                            5.000   08/01/2023  08/01/2019(A)       8,556,804
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000  NYC GO(2)                                                            5.000   08/15/2023  08/15/2014(C)      10,392,896
------------------------------------------------------------------------------------------------------------------------------------
   4,945,000  NYC GO(1)                                                            5.000   09/01/2023  09/01/2015(A)       5,155,410
------------------------------------------------------------------------------------------------------------------------------------
  11,340,000  NYC GO(2)                                                            5.000   12/01/2023  12/01/2014(B)      11,794,054
------------------------------------------------------------------------------------------------------------------------------------
  21,015,000  NYC GO(1)                                                            5.000   08/01/2024  08/01/2016(A)      21,939,240
------------------------------------------------------------------------------------------------------------------------------------
   3,650,000  NYC GO(1)                                                            5.000   12/01/2024  12/01/2014(A)       3,766,727
------------------------------------------------------------------------------------------------------------------------------------
  19,505,000  NYC GO(1)                                                            5.000   08/01/2028  08/01/2019(A)      19,964,148
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYC GO(1)                                                            5.000   10/15/2029  10/15/2013(A)       1,003,880
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000  NYC GO(2)                                                            5.000   04/01/2030  04/01/2015(B)      10,023,475
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO(1)                                                            5.125   08/01/2018  04/30/2011(A)           5,017
------------------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO(1)                                                            5.125   08/01/2022  04/30/2011(A)          10,026
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO(1)                                                            5.125   03/15/2025  03/15/2012(A)           5,227
------------------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO(1)                                                            5.125   08/01/2025  04/30/2011(A)          10,026
------------------------------------------------------------------------------------------------------------------------------------

10 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$      5,000  NYC GO(1)                                                            5.125%  08/01/2025  04/30/2011(A) $         5,013
------------------------------------------------------------------------------------------------------------------------------------
      15,000  NYC GO(1)                                                            5.125   08/01/2025  04/30/2011(A)          15,038
------------------------------------------------------------------------------------------------------------------------------------
      35,000  NYC GO                                                               5.250   08/01/2011  04/30/2011(A)          35,140
------------------------------------------------------------------------------------------------------------------------------------
      25,000  NYC GO(1)                                                            5.250   05/01/2012  05/01/2011(A)          25,102
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO                                                               5.250   08/01/2012  04/30/2011(A)           5,019
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO(1)                                                            5.250   08/01/2015  04/30/2011(A)           5,018
------------------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO(1)                                                            5.250   05/01/2021  05/01/2011(A)          10,034
------------------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO(1)                                                            5.250   01/15/2023  01/15/2013(A)          10,826
------------------------------------------------------------------------------------------------------------------------------------
      15,000  NYC GO(1)                                                            5.250   01/15/2023  01/15/2013(A)          15,676
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYC GO(1)                                                            5.250   08/15/2024  08/15/2014(A)       1,056,080
------------------------------------------------------------------------------------------------------------------------------------
      20,000  NYC GO(1)                                                            5.250   06/01/2027  06/01/2012(A)          21,126
------------------------------------------------------------------------------------------------------------------------------------
     120,000  NYC GO(1)                                                            5.250   06/01/2027  06/01/2012(A)         120,767
------------------------------------------------------------------------------------------------------------------------------------
      40,000  NYC GO(1)                                                            5.250   01/15/2028  01/15/2013(A)          43,342
------------------------------------------------------------------------------------------------------------------------------------
     180,000  NYC GO(1)                                                            5.250   01/15/2028  01/15/2013(A)         181,498
------------------------------------------------------------------------------------------------------------------------------------
   9,500,000  NYC GO(1)                                                            5.250   04/01/2028  04/01/2019(A)       9,874,015
------------------------------------------------------------------------------------------------------------------------------------
      30,000  NYC GO(1)                                                            5.250   01/15/2033  01/15/2013(A)          32,507
------------------------------------------------------------------------------------------------------------------------------------
     150,000  NYC GO(1)                                                            5.250   01/15/2033  01/15/2013(A)         150,330
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO(1)                                                            5.300   08/01/2024  04/30/2011(A)           5,014
------------------------------------------------------------------------------------------------------------------------------------
      70,000  NYC GO(1)                                                            5.300   01/15/2026  01/15/2013(A)          71,912
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO(1)                                                            5.375   08/01/2015  04/30/2011(A)           5,018
------------------------------------------------------------------------------------------------------------------------------------
      50,000  NYC GO(1)                                                            5.375   03/01/2027  03/01/2013(A)          54,549
------------------------------------------------------------------------------------------------------------------------------------
      55,000  NYC GO(1)                                                            5.375   08/01/2027  04/30/2011(A)          55,124
------------------------------------------------------------------------------------------------------------------------------------
     100,000  NYC GO(1)                                                            5.500   08/01/2022  04/30/2011(A)         100,297
------------------------------------------------------------------------------------------------------------------------------------
      70,000  NYC GO(1)                                                            5.500   08/01/2022  04/30/2011(A)          70,208
------------------------------------------------------------------------------------------------------------------------------------
     140,000  NYC GO(1)                                                            5.500   06/01/2023  06/01/2013(A)         148,494
------------------------------------------------------------------------------------------------------------------------------------
     670,000  NYC GO(1)                                                            5.500   06/01/2023  06/01/2013(A)         739,975
------------------------------------------------------------------------------------------------------------------------------------
      20,000  NYC GO(1)                                                            5.500   02/15/2026  04/30/2011(A)          20,051
------------------------------------------------------------------------------------------------------------------------------------
      50,000  NYC GO(1)                                                            5.500   02/15/2026  04/30/2011(A)          50,127
------------------------------------------------------------------------------------------------------------------------------------
     835,000  NYC GO(1)                                                            5.500   06/01/2028  06/01/2012(A)         853,896
------------------------------------------------------------------------------------------------------------------------------------
      15,000  NYC GO(1)                                                            5.500   06/01/2028  06/01/2012(A)          15,888
------------------------------------------------------------------------------------------------------------------------------------
      15,000  NYC GO(1)                                                            5.500   11/15/2037  04/30/2011(A)          15,039
------------------------------------------------------------------------------------------------------------------------------------
      30,000  NYC GO(1)                                                            5.600   12/01/2013  06/01/2011(A)          30,233
------------------------------------------------------------------------------------------------------------------------------------
      95,000  NYC GO(1)                                                            5.625   10/01/2020  04/29/2011(A)          95,395
------------------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO(1)                                                            5.750   05/15/2012  04/30/2011(A)          10,042
------------------------------------------------------------------------------------------------------------------------------------
      10,000  NYC GO(1)                                                            5.750   05/15/2012  04/30/2011(A)          10,041
------------------------------------------------------------------------------------------------------------------------------------
     570,000  NYC GO(1)                                                            5.750   03/01/2018  03/01/2013(A)         625,923
------------------------------------------------------------------------------------------------------------------------------------
     500,000  NYC GO(1)                                                            5.750   08/01/2018  08/01/2012(A)         527,070
------------------------------------------------------------------------------------------------------------------------------------
      55,000  NYC GO(1)                                                            5.750   08/01/2018  08/01/2012(A)          58,897
------------------------------------------------------------------------------------------------------------------------------------
     255,000  NYC GO(1)                                                            5.750   08/01/2018  08/01/2012(A)         268,806
------------------------------------------------------------------------------------------------------------------------------------
      20,000  NYC GO(1)                                                            5.875   08/01/2015  04/30/2011(A)          20,081
------------------------------------------------------------------------------------------------------------------------------------
      65,000  NYC GO(1)                                                            5.875   06/01/2019  06/01/2012(A)          69,131
------------------------------------------------------------------------------------------------------------------------------------
   4,090,000  NYC GO(1)                                                            5.875   06/01/2019  06/01/2012(A)       4,290,574
------------------------------------------------------------------------------------------------------------------------------------

11 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     85,000  NYC GO(1)                                                            5.875%  08/01/2019  08/01/2012(A) $        91,164
------------------------------------------------------------------------------------------------------------------------------------
   5,365,000  NYC GO(1)                                                            5.875   08/01/2019  08/01/2012(A)       5,664,260
------------------------------------------------------------------------------------------------------------------------------------
      60,000  NYC GO                                                               6.000   05/15/2011  04/30/2011(A)          60,278
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO                                                               6.000   02/01/2012  04/30/2011(A)           5,022
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO(1)                                                            6.000   08/01/2017  04/30/2011(A)           5,021
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO(1)                                                            6.000   02/01/2022  04/30/2011(A)           5,017
------------------------------------------------------------------------------------------------------------------------------------
      35,000  NYC GO(1)                                                            6.000   02/15/2024  04/30/2011(A)          35,121
------------------------------------------------------------------------------------------------------------------------------------
     590,000  NYC GO                                                               6.350   05/15/2014  04/30/2011(A)         592,685
------------------------------------------------------------------------------------------------------------------------------------
      80,000  NYC GO(1)                                                            7.000   02/01/2012  08/01/2011(A)          81,672
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYC GO(1)                                                            7.000   02/01/2018  04/30/2011(A)           5,025
------------------------------------------------------------------------------------------------------------------------------------
      45,000  NYC GO(1)                                                            7.750   08/15/2027  08/15/2011(A)          45,874
------------------------------------------------------------------------------------------------------------------------------------
     235,398  NYC HDC (Bay Towers)(1)                                              6.500   08/15/2017  04/30/2011(A)         235,946
------------------------------------------------------------------------------------------------------------------------------------
   2,718,186  NYC HDC (East Midtown Plaza)                                         6.500   11/15/2018  04/30/2011(A)       2,727,400
------------------------------------------------------------------------------------------------------------------------------------
      27,201  NYC HDC (Essex Terrace)                                              6.500   07/15/2018  04/30/2011(A)          27,293
------------------------------------------------------------------------------------------------------------------------------------
   1,015,140  NYC HDC (Keith Plaza)                                                6.500   02/15/2018  04/30/2011(A)       1,018,581
------------------------------------------------------------------------------------------------------------------------------------
     211,210  NYC HDC (Kingsbridge Arms)(1)                                        6.500   08/15/2017  04/30/2011(A)         211,719
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000  NYC HDC (Multifamily Hsg.)(1)                                        5.000   11/01/2030  10/14/2025(B)       1,375,335
------------------------------------------------------------------------------------------------------------------------------------
     565,000  NYC HDC (Multifamily Hsg.)(1)                                        5.050   11/01/2023  11/01/2012(A)         566,170
------------------------------------------------------------------------------------------------------------------------------------
     515,000  NYC HDC (Multifamily Hsg.)(1)                                        5.100   11/01/2027  11/01/2027            506,662
------------------------------------------------------------------------------------------------------------------------------------
     260,000  NYC HDC (Multifamily Hsg.)(1)                                        5.200   11/01/2035  09/15/2033(B)         238,098
------------------------------------------------------------------------------------------------------------------------------------
     370,000  NYC HDC (Multifamily Hsg.)(1)                                        5.600   11/01/2019  04/30/2011(A)         370,303
------------------------------------------------------------------------------------------------------------------------------------
     200,000  NYC HDC (Multifamily Hsg.)(1)                                        6.250   11/01/2023  11/01/2018(A)         207,806
------------------------------------------------------------------------------------------------------------------------------------
     900,000  NYC HDC (Multifamily Hsg.),
              Series A(1)                                                          5.375   11/01/2023  05/01/2012(A)         904,698
------------------------------------------------------------------------------------------------------------------------------------
      20,000  NYC HDC (Multifamily Hsg.),
              Series C(1)                                                          5.700   05/01/2031  04/30/2011(A)          20,002
------------------------------------------------------------------------------------------------------------------------------------
     255,000  NYC HDC (Multifamily Hsg.),
              Series E(1)                                                          6.250   05/01/2036  04/30/2011(A)         255,110
------------------------------------------------------------------------------------------------------------------------------------
  13,000,000  NYC HDC, Series A(1)                                                 5.000   07/01/2025  07/01/2015(A)      13,230,360
------------------------------------------------------------------------------------------------------------------------------------
   2,215,000  NYC HDC, Series C(1)                                                 5.000   11/01/2026  07/17/2022(B)       2,175,418
------------------------------------------------------------------------------------------------------------------------------------
  11,460,000  NYC Health & Hospital Corp.(1)                                       5.000   02/15/2024  02/15/2020(A)      11,673,156
------------------------------------------------------------------------------------------------------------------------------------
     100,000  NYC Health & Hospital Corp.(1)                                       5.375   02/15/2026  02/15/2012(A)         104,372
------------------------------------------------------------------------------------------------------------------------------------
  17,300,000  NYC Health & Hospital Corp. (Health System)(1)                       5.000   02/15/2030  06/10/2028(B)      16,624,781
------------------------------------------------------------------------------------------------------------------------------------
   9,400,000  NYC IDA (AIRIS JFK I/JFK International Airport)(1)                   5.500   07/01/2028  09/16/2023(B)       7,953,528
------------------------------------------------------------------------------------------------------------------------------------
   8,150,000  NYC IDA (AIRIS JFK I/JFK International Airport)(1)                   6.000   07/01/2015  11/25/2013(B)       7,902,159
------------------------------------------------------------------------------------------------------------------------------------
   1,265,000  NYC IDA (Beth Abraham Health Services)(1)                            6.000   02/15/2013  08/21/2012(B)       1,253,451
------------------------------------------------------------------------------------------------------------------------------------
     395,000  NYC IDA (Beth Abraham Health Services)(1)                            6.000   11/15/2013  11/29/2012(B)         390,074
------------------------------------------------------------------------------------------------------------------------------------
     190,000  NYC IDA (Beth Abraham Health Services)(1)                            6.000   11/15/2013  11/24/2012(B)         187,631
------------------------------------------------------------------------------------------------------------------------------------

12 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$    570,000  NYC IDA (Calhoun School)(1)                                          6.250%  12/01/2016  08/11/2014(B) $       548,055
------------------------------------------------------------------------------------------------------------------------------------
   4,010,000  NYC IDA (Calhoun School)(1)                                          6.250   12/01/2017  03/03/2015(B)       3,821,891
------------------------------------------------------------------------------------------------------------------------------------
     440,000  NYC IDA (Center for Elimination of Family Violence)(1)               6.250   11/01/2016  07/04/2014(B)         420,732
------------------------------------------------------------------------------------------------------------------------------------
   6,375,000  NYC IDA (Chapin School)(1)                                           4.800   11/01/2018  08/01/2015(B)       6,121,211
------------------------------------------------------------------------------------------------------------------------------------
     525,000  NYC IDA (Comprehensive Care Management)(1)                           5.625   11/01/2015  12/12/2013(B)         507,880
------------------------------------------------------------------------------------------------------------------------------------
     400,000  NYC IDA (Comprehensive Care Management)(1)                           5.625   11/01/2015  12/04/2013(B)         386,956
------------------------------------------------------------------------------------------------------------------------------------
   2,045,000  NYC IDA (Comprehensive Care Management)(1)                           5.750   08/01/2018  08/03/2015(B)       1,859,089
------------------------------------------------------------------------------------------------------------------------------------
   2,175,000  NYC IDA (Comprehensive Care Management)(1)                           5.750   11/01/2018  08/18/2015(B)       1,972,225
------------------------------------------------------------------------------------------------------------------------------------
   2,270,000  NYC IDA (Comprehensive Care Management)(1)                           5.750   05/01/2019  02/18/2016(B)       2,016,123
------------------------------------------------------------------------------------------------------------------------------------
     595,000  NYC IDA (Family Support Systems)(3)                                  6.500   11/01/2014  06/01/2013(B)         394,675
------------------------------------------------------------------------------------------------------------------------------------
     650,000  NYC IDA (Gourmet Boutique)(1)                                        5.250   11/01/2013  10/26/2012(B)         597,259
------------------------------------------------------------------------------------------------------------------------------------
   1,285,000  NYC IDA (Guttmacher Institute)(1)                                    5.250   12/01/2016  04/23/2014(B)       1,169,710
------------------------------------------------------------------------------------------------------------------------------------
      45,000  NYC IDA (Horace Mann School)(1)                                      5.000   07/01/2023  04/30/2011(A)          45,004
------------------------------------------------------------------------------------------------------------------------------------
     500,000  NYC IDA (Independent Living Assoc.)(1)                               6.200   07/01/2020  06/28/2016(B)         460,375
------------------------------------------------------------------------------------------------------------------------------------
  26,150,000  NYC IDA (Liberty-7 World Trade Center)(1)                            6.250   03/01/2015  03/01/2012(A)      26,242,048
------------------------------------------------------------------------------------------------------------------------------------
      10,000  NYC IDA (Lighthouse International)(1)                                4.500   07/01/2023  08/02/2021(B)           9,458
------------------------------------------------------------------------------------------------------------------------------------
   2,030,000  NYC IDA (Lycee Francais De New York)(1)                              5.375   06/01/2023  12/01/2012(A)       2,052,878
------------------------------------------------------------------------------------------------------------------------------------
   2,355,000  NYC IDA (Lycee Francais De New York)(1)                              5.500   06/01/2013  12/01/2012(A)       2,494,769
------------------------------------------------------------------------------------------------------------------------------------
     730,000  NYC IDA (Lycee Francais De New York)(1)                              5.500   06/01/2015  12/01/2012(A)         761,850
------------------------------------------------------------------------------------------------------------------------------------
   2,880,000  NYC IDA (Lycee Francais De New York)(1)                              5.500   06/01/2016  12/01/2012(A)       2,987,021
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000  NYC IDA (Lycee Francais De New York)(1)                              5.500   06/01/2017  12/01/2012(A)       2,059,720
------------------------------------------------------------------------------------------------------------------------------------
   3,210,000  NYC IDA (Lycee Francais De New York)(1)                              5.500   06/01/2018  12/01/2012(A)       3,296,606
------------------------------------------------------------------------------------------------------------------------------------
     570,000  NYC IDA (Manhattan Community Access Corp.)(1)                        5.250   12/01/2016  04/23/2014(B)         518,489
------------------------------------------------------------------------------------------------------------------------------------
   3,065,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)(1)          5.375   11/01/2016  06/28/2014(B)       2,833,684
------------------------------------------------------------------------------------------------------------------------------------
   1,695,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)(1)          5.375   11/01/2018  08/11/2015(B)       1,507,143
------------------------------------------------------------------------------------------------------------------------------------
     345,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)(1)          5.375   11/01/2018  08/03/2015(B)         306,764
------------------------------------------------------------------------------------------------------------------------------------
     250,000  NYC IDA (Marymount School of New York)(1)                            5.125   09/01/2021  08/03/2013(A)         254,045
------------------------------------------------------------------------------------------------------------------------------------

13 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$    980,000  NYC IDA (Metro Biofuels)(1)                                          5.500%  11/01/2013  11/14/2012(B) $       916,320
------------------------------------------------------------------------------------------------------------------------------------
   1,600,000  NYC IDA (Metropolitan College of New York)(1)                        5.750   03/01/2020  01/13/2017(B)       1,555,408
------------------------------------------------------------------------------------------------------------------------------------
   4,585,000  NYC IDA (Montefiore Medical Center Corp.)(1)                         5.125   11/01/2025  04/30/2011(A)       4,588,210
------------------------------------------------------------------------------------------------------------------------------------
   5,865,000  NYC IDA (Montefiore Medical Center Corp.)(1)                         5.125   11/01/2035  07/28/2031(B)       5,848,461
------------------------------------------------------------------------------------------------------------------------------------
     250,000  NYC IDA (Queens Baseball Stadium)(1)                                 5.000   01/01/2025  01/01/2025            229,760
------------------------------------------------------------------------------------------------------------------------------------
     920,000  NYC IDA (Reece School)(1)                                            6.500   12/01/2017  03/02/2015(B)         896,595
------------------------------------------------------------------------------------------------------------------------------------
     325,000  NYC IDA (Rockefeller Foundation)(1)                                  5.375   07/01/2023  04/30/2011(A)         326,027
------------------------------------------------------------------------------------------------------------------------------------
   3,080,000  NYC IDA (Rosco, Inc.)(1)                                             5.625   06/01/2022  08/18/2017(B)       3,011,316
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYC IDA (Royal Charter NY Presbyterian)(1)                           5.750   12/15/2029  12/15/2011(A)       1,031,460
------------------------------------------------------------------------------------------------------------------------------------
   4,400,000  NYC IDA (Samaritan Aids Services)(1)                                 5.000   11/01/2024  11/01/2011(A)       4,421,692
------------------------------------------------------------------------------------------------------------------------------------
     500,000  NYC IDA (SFTU/YAI/CRV Obligated Group)(1)                            4.350   07/01/2011  07/01/2011            497,930
------------------------------------------------------------------------------------------------------------------------------------
     100,000  NYC IDA (SFTU/YAI/CRV Obligated Group)(1)                            4.400   07/01/2012  07/01/2012             97,545
------------------------------------------------------------------------------------------------------------------------------------
     435,000  NYC IDA (Showman Fabricators)(1)                                     7.125   11/01/2013  08/21/2012(B)         410,871
------------------------------------------------------------------------------------------------------------------------------------
      75,000  NYC IDA (Special Needs Facilities Pooled Program)(1)                 4.150   07/01/2014  10/31/2012(B)          72,605
------------------------------------------------------------------------------------------------------------------------------------
     200,000  NYC IDA (Special Needs Facilities Pooled Program)(1)                 5.800   07/01/2023  10/13/2021(B)         172,402
------------------------------------------------------------------------------------------------------------------------------------
     840,000  NYC IDA (Stallion)(1)                                                5.000   11/01/2016  03/22/2014(B)         707,003
------------------------------------------------------------------------------------------------------------------------------------
     430,000  NYC IDA (Stallion)(1)                                                5.500   11/01/2017  12/31/2014(B)         367,457
------------------------------------------------------------------------------------------------------------------------------------
   1,170,000  NYC IDA (Studio School)(1)                                           6.250   11/01/2018  08/30/2015(B)       1,093,447
------------------------------------------------------------------------------------------------------------------------------------
   8,605,000  NYC IDA (Terminal One Group Assoc.)(1)                               5.500   01/01/2017  01/01/2016(C)       9,234,714
------------------------------------------------------------------------------------------------------------------------------------
  11,820,000  NYC IDA (Terminal One Group Assoc.)(1)                               5.500   01/01/2018  01/01/2016(C)      12,526,836
------------------------------------------------------------------------------------------------------------------------------------
  14,620,000  NYC IDA (Terminal One Group Assoc.)(1)                               5.500   01/01/2019  01/01/2016(C)      15,333,456
------------------------------------------------------------------------------------------------------------------------------------
  15,245,000  NYC IDA (Terminal One Group Assoc.)(1)                               5.500   01/01/2020  01/01/2016(C)      15,777,355
------------------------------------------------------------------------------------------------------------------------------------
   9,750,000  NYC IDA (Terminal One Group Assoc.)(1)                               5.500   01/01/2021  01/01/2016(C)       9,986,145
------------------------------------------------------------------------------------------------------------------------------------
  48,790,000  NYC IDA (Terminal One Group Assoc.)(1)                               5.500   01/01/2024  01/01/2016(C)      49,068,591
------------------------------------------------------------------------------------------------------------------------------------
     715,000  NYC IDA (The Child School)(1)                                        7.000   06/01/2013  06/12/2012(B)         718,039
------------------------------------------------------------------------------------------------------------------------------------
   6,630,000  NYC IDA (Unicef)(1)                                                  5.050   11/01/2018  08/07/2015(B)       6,015,001
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYC IDA (United Nations School)(1)                                   6.350   12/01/2015  04/30/2011(A)       1,003,140
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYC IDA (Urban Resource Institute)(1)                                5.250   03/01/2023  03/01/2013(A)       1,021,920
------------------------------------------------------------------------------------------------------------------------------------
     560,000  NYC IDA (Urban Resource Institute)(1)                                6.500   11/01/2013  08/19/2012(B)         544,225
------------------------------------------------------------------------------------------------------------------------------------

14 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$    730,000  NYC IDA (Vaughn College Aeronautics)(1)                              5.000%  12/01/2016  12/01/2016    $       716,553
------------------------------------------------------------------------------------------------------------------------------------
   2,260,000  NYC IDA (Vaughn College Aeronautics)(1)                              5.000   12/01/2016  12/01/2016          2,218,371
------------------------------------------------------------------------------------------------------------------------------------
   4,700,000  NYC IDA (Visy Paper)(1)                                              7.800   01/01/2016  04/30/2011(A)       4,701,739
------------------------------------------------------------------------------------------------------------------------------------
     765,000  NYC IDA (Vocational Instruction)                                   7.250(4)  02/01/2013  05/08/2012(B)         574,706
------------------------------------------------------------------------------------------------------------------------------------
   4,375,000  NYC IDA (Yeled Yalda Early Childhood)(1)                             5.350   11/01/2017  01/11/2015(B)       3,931,200
------------------------------------------------------------------------------------------------------------------------------------
   5,130,000  NYC IDA (YMCA of Greater New York)(1)                                5.250   08/01/2021  04/30/2011(A)       5,133,181
------------------------------------------------------------------------------------------------------------------------------------
   5,040,000  NYC IDA (YMCA of Greater New York)(1)                                5.800   08/01/2016  04/30/2011(A)       5,050,483
------------------------------------------------------------------------------------------------------------------------------------
     100,000  NYC IDA (Zeluck, Inc.)(1)                                            6.250   11/01/2011  04/30/2011(A)         100,120
------------------------------------------------------------------------------------------------------------------------------------
  57,700,000  NYC Municipal Water Finance Authority(1)                             5.000   06/15/2026  06/15/2011(A)      58,017,350
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000  NYC Municipal Water Finance Authority(1)                             5.000   06/15/2029  06/15/2016(A)       5,061,300
------------------------------------------------------------------------------------------------------------------------------------
  30,000,000  NYC Municipal Water Finance Authority(1)                             5.000   06/15/2030  06/15/2020(A)      31,152,900
------------------------------------------------------------------------------------------------------------------------------------
   1,720,000  NYC Municipal Water Finance Authority(1)                             5.000   06/15/2032  06/15/2011(A)       1,719,931
------------------------------------------------------------------------------------------------------------------------------------
  19,840,000  NYC Municipal Water Finance Authority(1)                             5.125   06/15/2032  06/15/2011(A)      19,842,579
------------------------------------------------------------------------------------------------------------------------------------
   3,735,000  NYC Municipal Water Finance Authority(1)                             5.125   06/15/2033  06/15/2012(A)       3,738,586
------------------------------------------------------------------------------------------------------------------------------------
      50,000  NYC Municipal Water Finance Authority(1)                             5.750   06/15/2013  02/15/2012(A)          52,437
------------------------------------------------------------------------------------------------------------------------------------
     150,000  NYC Transitional Finance Authority(1)                                5.375   01/15/2030  01/15/2019(A)         155,588
------------------------------------------------------------------------------------------------------------------------------------
  20,000,000  NYC Transitional Finance Authority(1)                                5.500   11/01/2028  11/01/2015(A)      21,034,600
------------------------------------------------------------------------------------------------------------------------------------
     250,000  NYC Transportation Authority MTA
              (Triborough Bridge & Tunnel Authority)(1)                            5.400   01/01/2014  04/30/2011(A)         250,828
------------------------------------------------------------------------------------------------------------------------------------
   3,880,000  NYC Trust for Cultural Resources (Museum of American Folk Art)       6.000   07/01/2022  03/01/2020(B)       2,142,226
------------------------------------------------------------------------------------------------------------------------------------
   2,720,000  NYC Trust for Cultural Resources (Museum of American Folk Art)       6.125   07/01/2030  04/23/2027(B)       1,496,517
------------------------------------------------------------------------------------------------------------------------------------
     250,000  NYC Trust for Cultural Resources (Museum of Modern Art)(1)           5.125   07/01/2031  04/04/2028(B)         247,648
------------------------------------------------------------------------------------------------------------------------------------
   2,460,000  NYC Trust for Cultural Resources (Museum of Modern Art)(1)           5.500   01/01/2021  10/01/2011(A)       2,517,220
------------------------------------------------------------------------------------------------------------------------------------
     250,000  NYS DA (Augustana Lutheran Home)(1)                                  5.500   02/01/2041  07/05/2027(B)         249,980
------------------------------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (Brookdale Hospital Medical Center)                           5.100   02/15/2012  04/30/2011(A)          20,068
------------------------------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (Brookdale Hospital Medical Center)(1)                        5.200   02/15/2016  04/30/2011(A)          25,050
------------------------------------------------------------------------------------------------------------------------------------
      65,000  NYS DA (Brookdale Hospital Medical Center)(1)                        5.300   02/15/2017  04/30/2011(A)          65,114
------------------------------------------------------------------------------------------------------------------------------------

15 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     50,000  NYS DA (Brookdale Hospital Medical Center)(1)                        5.300%  02/15/2017  04/30/2011(A) $        50,088
------------------------------------------------------------------------------------------------------------------------------------
     110,000  NYS DA (Brooklyn Hospital Center)(1)                                 5.100   02/01/2019  04/30/2011(A)         110,069
------------------------------------------------------------------------------------------------------------------------------------
     250,000  NYS DA (Brooklyn Law School)(1)                                      5.125   07/01/2030  04/20/2027(B)         246,223
------------------------------------------------------------------------------------------------------------------------------------
      30,000  NYS DA (Buena Vida Nursing Home)(1)                                  5.000   07/01/2018  04/30/2011(A)          30,039
------------------------------------------------------------------------------------------------------------------------------------
      75,000  NYS DA (Canisius College)(1)                                         5.000   07/01/2019  07/01/2015(A)          75,494
------------------------------------------------------------------------------------------------------------------------------------
   1,300,000  NYS DA (Canisius College)(1)                                         5.000   07/01/2022  07/01/2022          1,260,740
------------------------------------------------------------------------------------------------------------------------------------
      50,000  NYS DA (Carmel Richmond Nursing Home)(1)                             5.000   07/01/2018  06/28/2017(B)          49,906
------------------------------------------------------------------------------------------------------------------------------------
   1,120,000  NYS DA (Catskill Regional Medical Center)                            5.250   02/15/2023  02/15/2015(A)       1,147,642
------------------------------------------------------------------------------------------------------------------------------------
   1,350,000  NYS DA (Chapel Oaks)(1)                                              5.375   07/01/2017  04/30/2011(A)       1,354,955
------------------------------------------------------------------------------------------------------------------------------------
   3,290,000  NYS DA (Chapel Oaks)(1)                                              5.450   07/01/2026  04/30/2011(A)       3,292,139
------------------------------------------------------------------------------------------------------------------------------------
     220,000  NYS DA (Culinary Institute of America)(1)                            5.000   07/01/2022  07/01/2011(A)         220,077
------------------------------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (D'Youville College)(1)                                       4.700   07/01/2012  07/01/2011(A)          25,659
------------------------------------------------------------------------------------------------------------------------------------
     145,000  NYS DA (D'Youville College)(1)                                       5.250   07/01/2025  08/07/2023(B)         140,325
------------------------------------------------------------------------------------------------------------------------------------
     350,000  NYS DA (Dept. of Health)(1)                                          5.000   07/01/2021  07/01/2014(A)         364,557
------------------------------------------------------------------------------------------------------------------------------------
      60,000  NYS DA (Dept. of Health)(1)                                          5.000   07/01/2024  04/30/2011(A)          60,019
------------------------------------------------------------------------------------------------------------------------------------
      35,000  NYS DA (Dept. of Health)(1)                                          5.000   07/01/2028  08/05/2026(B)          34,363
------------------------------------------------------------------------------------------------------------------------------------
     880,000  NYS DA (Dept. of Health)(1)                                          5.250   07/01/2023  07/01/2014(A)         909,770
------------------------------------------------------------------------------------------------------------------------------------
   1,370,000  NYS DA (Dept. of Health)(1)                                          5.500   07/01/2021  04/30/2011(A)       1,374,672
------------------------------------------------------------------------------------------------------------------------------------
   2,525,000  NYS DA (Ellis Hospital)(1)                                           5.050   08/15/2024  08/15/2014(A)       2,549,392
------------------------------------------------------------------------------------------------------------------------------------
      80,000  NYS DA (Ellis Hospital)(1)                                           5.500   08/01/2015  04/30/2011(A)          80,156
------------------------------------------------------------------------------------------------------------------------------------
     150,000  NYS DA (Ellis Hospital)(1)                                           5.600   08/01/2025  04/30/2011(A)         150,081
------------------------------------------------------------------------------------------------------------------------------------
     175,000  NYS DA (Ellis Hospital)(1)                                           5.625   08/01/2035  04/30/2011(A)         174,997
------------------------------------------------------------------------------------------------------------------------------------
     785,000  NYS DA (FNHC/KR/MMWNHC Obligated Group)                              5.750   07/01/2017  04/30/2011(A)         787,496
------------------------------------------------------------------------------------------------------------------------------------
      30,000  NYS DA (Fordham University)(1)                                       5.000   07/01/2028  04/30/2011(A)          30,000
------------------------------------------------------------------------------------------------------------------------------------
   3,835,000  NYS DA (Frances Schervier Home & Hospital Obligated Group)(1)        5.500   07/01/2017  04/30/2011(A)       3,837,186
------------------------------------------------------------------------------------------------------------------------------------
  10,125,000  NYS DA (Frances Schervier Home & Hospital Obligated Group)(1)        5.500   07/01/2027  04/30/2011(A)      10,131,683
------------------------------------------------------------------------------------------------------------------------------------
      50,000  NYS DA (Frances Schervier Home & Hospital Obligated Group)(1)        5.500   07/01/2027  06/10/2023(B)          47,823
------------------------------------------------------------------------------------------------------------------------------------
     110,000  NYS DA (Green Chimneys School)(1)                                    5.500   07/01/2018  04/30/2011(A)         110,903
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (GSHMC/CHSLI Obligated Group)(1)                              5.750   07/01/2014  07/01/2011(A)       1,007,050
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (Health Center/BFCC/USBFCC Obligated Group)(1)                5.000   11/15/2019  11/15/2011(A)       1,018,830
------------------------------------------------------------------------------------------------------------------------------------
  10,565,000  NYS DA (Hospital)(1)                                                 6.450   08/15/2024  08/15/2012(A)      10,798,170
------------------------------------------------------------------------------------------------------------------------------------
   1,935,000  NYS DA (Hunts Point Multi-Service Center)(1)                         5.625   07/01/2022  04/30/2011(A)       1,936,877
------------------------------------------------------------------------------------------------------------------------------------

16 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     10,000  NYS DA (Jewish Home Lifecare Harry
              & Jeanette Weinberg Campus Bronx)(1)                                 5.950%  02/01/2016  04/30/2011(A) $        10,021
------------------------------------------------------------------------------------------------------------------------------------
      35,000  NYS DA (John T. Mather Memorial Hospital)(1)                         5.250   07/01/2015  04/30/2011(A)          35,028
------------------------------------------------------------------------------------------------------------------------------------
     170,000  NYS DA (John T. Mather Memorial Hospital)(1)                         5.375   07/01/2019  11/03/2017(B)         169,648
------------------------------------------------------------------------------------------------------------------------------------
   1,645,000  NYS DA (John T. Mather Memorial Hospital)(1)                         5.750   07/01/2025  02/28/2023(B)       1,560,546
------------------------------------------------------------------------------------------------------------------------------------
  15,210,000  NYS DA (Kaleida Health)(1)                                           5.050   02/15/2025  02/15/2014(A)      15,293,807
------------------------------------------------------------------------------------------------------------------------------------
   1,015,000  NYS DA (L.I. University)(1)                                          5.250   09/01/2028  10/08/2026(B)         956,374
------------------------------------------------------------------------------------------------------------------------------------
      40,000  NYS DA (La Salle School)(1)                                          5.000   07/01/2018  04/30/2011(A)          40,109
------------------------------------------------------------------------------------------------------------------------------------
     660,000  NYS DA (Le Moyne College)(1)                                         5.000   07/01/2018  04/30/2011(A)         661,795
------------------------------------------------------------------------------------------------------------------------------------
   1,100,000  NYS DA (Leake & Watts Services)(1)                                   5.000   07/01/2023  07/01/2014(A)       1,116,885
------------------------------------------------------------------------------------------------------------------------------------
      10,000  NYS DA (Lenox Hill Hospital Obligated Group)(1)                      5.750   07/01/2016  07/01/2012(A)          10,116
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000  NYS DA (Lenox Hill Hospital Obligated Group)(1)                      5.750   07/01/2017  07/01/2012(A)       2,018,740
------------------------------------------------------------------------------------------------------------------------------------
  16,800,000  NYS DA (Maimonides Medical Center)(1)                                5.750   08/01/2029  08/01/2014(A)      17,129,616
------------------------------------------------------------------------------------------------------------------------------------
     100,000  NYS DA (Manhattan College)(1)                                        5.500   07/01/2019  07/01/2011(A)         101,218
------------------------------------------------------------------------------------------------------------------------------------
      75,000  NYS DA (March of Dimes)(1)                                           5.600   07/01/2012  04/30/2011(A)          75,248
------------------------------------------------------------------------------------------------------------------------------------
     615,000  NYS DA (Master BOCES Program)(1)                                     5.250   08/15/2023  08/15/2013(A)         627,718
------------------------------------------------------------------------------------------------------------------------------------
      15,000  NYS DA (Memorial Hospital of William F. & Gertrude F. Jones)(1)      5.250   08/01/2025  04/30/2011(A)          15,004
------------------------------------------------------------------------------------------------------------------------------------
      30,000  NYS DA (Mental Health Services Facilities)(1)                        5.000   02/15/2023  04/30/2011(A)          30,010
------------------------------------------------------------------------------------------------------------------------------------
  14,000,000  NYS DA (Mental Health Services Facilities)(1)                        5.000   02/15/2028  03/22/2026(B)      13,967,520
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYS DA (Mental Health Services Facilities)                           5.250   08/15/2013  04/30/2011(A)           5,017
------------------------------------------------------------------------------------------------------------------------------------
     225,000  NYS DA (Mental Health Services Facilities)(1)                        5.250   02/15/2023  02/15/2014(A)         228,746
------------------------------------------------------------------------------------------------------------------------------------
   5,710,000  NYS DA (Miriam Osborn Memorial Home Assoc.)(1)                       6.875   07/01/2019  07/01/2011(A)       5,835,392
------------------------------------------------------------------------------------------------------------------------------------
     200,000  NYS DA (Montefiore Medical Center)(1)                                5.000   02/01/2028  03/15/2025(B)         199,536
------------------------------------------------------------------------------------------------------------------------------------
  11,875,000  NYS DA (Mount Sinai School of Medicine)(1)                           5.000   07/01/2035  04/02/2032(B)      10,986,869
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000  NYS DA (Municipal Health Facilities)(1)                              5.000   01/15/2032  01/18/2031(B)       4,745,600
------------------------------------------------------------------------------------------------------------------------------------
      50,000  NYS DA (New York Downtown Hospital)                                  5.100   02/15/2012  04/30/2011(A)          50,170
------------------------------------------------------------------------------------------------------------------------------------
      30,000  NYS DA (New York Downtown Hospital)(1)                               5.200   02/15/2015  04/30/2011(A)          30,068
------------------------------------------------------------------------------------------------------------------------------------
      50,000  NYS DA (New York Downtown Hospital)(1)                               5.200   02/15/2016  04/30/2011(A)          50,099
------------------------------------------------------------------------------------------------------------------------------------

17 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$    280,000  NYS DA (New York Downtown Hospital)(1)                               5.300%  02/15/2020  04/30/2011(A) $       280,241
------------------------------------------------------------------------------------------------------------------------------------
     100,000  NYS DA (New York Medical College)(1)                                 5.000   07/01/2021  04/30/2011(A)         100,265
------------------------------------------------------------------------------------------------------------------------------------
     115,000  NYS DA (New York Methodist Hospital)(1)                              5.250   07/01/2018  07/01/2014(A)         118,237
------------------------------------------------------------------------------------------------------------------------------------
   2,250,000  NYS DA (New York Methodist Hospital)(1)                              5.250   07/01/2024  07/01/2014(A)       2,250,473
------------------------------------------------------------------------------------------------------------------------------------
   4,525,000  NYS DA (North General Hospital)(1)                                   5.750   02/15/2015  02/15/2013(A)       4,695,140
------------------------------------------------------------------------------------------------------------------------------------
   4,440,000  NYS DA (North General Hospital)(1)                                   5.750   02/15/2019  02/15/2013(A)       4,502,071
------------------------------------------------------------------------------------------------------------------------------------
   3,750,000  NYS DA (North General Hospital)(1)                                   5.750   02/15/2020  02/15/2013(A)       3,786,675
------------------------------------------------------------------------------------------------------------------------------------
     110,000  NYS DA (NSUH at Forest Hills/NSUH Obligated Group)(1)                5.000   11/01/2023  04/30/2011(A)         109,992
------------------------------------------------------------------------------------------------------------------------------------
      35,000  NYS DA (NSUH)(1)                                                     5.000   11/01/2023  04/30/2011(A)          34,998
------------------------------------------------------------------------------------------------------------------------------------
     980,000  NYS DA (Northeast Parent & Child)(1)                                 5.500   07/01/2018  07/01/2011(A)         981,254
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)(1)                       5.000   11/01/2023  04/30/2011(A)           5,000
------------------------------------------------------------------------------------------------------------------------------------
  10,535,000  NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)(1)                       5.200   11/01/2017  04/30/2011(A)      10,544,376
------------------------------------------------------------------------------------------------------------------------------------
     200,000  NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)(1)                       5.250   11/01/2019  04/30/2011(A)         200,108
------------------------------------------------------------------------------------------------------------------------------------
  11,100,000  NYS DA (NYU Hospitals Center)(1)                                     5.000   07/01/2026  03/12/2025(B)      10,736,808
------------------------------------------------------------------------------------------------------------------------------------
   5,525,000  NYS DA (NYU Hospitals Center)(1)                                     5.250   07/01/2024  05/07/2016(A)       5,544,945
------------------------------------------------------------------------------------------------------------------------------------
  14,170,000  NYS DA (NYU)(2)                                                      5.250   07/01/2027  07/01/2019(B)      15,009,856
------------------------------------------------------------------------------------------------------------------------------------
   1,140,000  NYS DA (Ozanam Hall of Queens Nursing Home)(1)                       5.000   11/01/2014  11/01/2014          1,094,115
------------------------------------------------------------------------------------------------------------------------------------
   1,250,000  NYS DA (Ozanam Hall of Queens Nursing Home)(1)                       5.000   11/01/2015  11/01/2015          1,189,925
------------------------------------------------------------------------------------------------------------------------------------
      60,000  NYS DA (Ozanam Hall of Queens Nursing Home)(1)                       5.000   11/01/2026  12/06/2024(B)          47,896
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000  NYS DA (Park Ridge Hsg.)(1)                                          6.375   08/01/2020  04/30/2011(A)       2,023,020
------------------------------------------------------------------------------------------------------------------------------------
   1,595,000  NYS DA (Park Ridge Hsg.)(1)                                          6.500   08/01/2025  04/30/2011(A)       1,614,076
------------------------------------------------------------------------------------------------------------------------------------
   3,680,000  NYS DA (Providence Rest)(1)                                          5.000   07/01/2021  07/13/2020(B)       2,860,685
------------------------------------------------------------------------------------------------------------------------------------
   1,250,000  NYS DA (Providence Rest)(1)                                          5.125   07/01/2030  08/06/2028(B)         826,438
------------------------------------------------------------------------------------------------------------------------------------
     145,000  NYS DA (Resurrection Rest Home Castleton on Hudson)(1)               6.050   08/01/2035  04/30/2011(A)         145,055
------------------------------------------------------------------------------------------------------------------------------------
   8,730,000  NYS DA (Rochester General Hospital)(1)                               5.000   12/01/2025  10/25/2021(B)       7,887,206
------------------------------------------------------------------------------------------------------------------------------------
   4,805,000  NYS DA (Ryan-Clinton Community Health Center)(1)                     6.100   07/01/2019  04/30/2011(A)       4,847,092
------------------------------------------------------------------------------------------------------------------------------------
  21,000,000  NYS DA (School District Financing)(1)                                5.375   10/01/2022  10/01/2012(A)      21,833,700
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000  NYS DA (School District Financing)(1)                                5.750   10/01/2022  10/01/2012(A)       5,222,100
------------------------------------------------------------------------------------------------------------------------------------
   6,180,000  NYS DA (School District Financing)(1)                                5.750   10/01/2030  10/01/2012(A)       6,441,599
------------------------------------------------------------------------------------------------------------------------------------

18 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$    595,000  NYS DA (SCHRC)(1)                                                    5.500%  07/01/2022  07/01/2011(A) $       595,768
------------------------------------------------------------------------------------------------------------------------------------
   3,460,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)                              5.700   07/01/2013  04/30/2011(A)       3,486,677
------------------------------------------------------------------------------------------------------------------------------------
   3,820,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)                              5.750   07/01/2014  07/01/2011(A)       3,846,931
------------------------------------------------------------------------------------------------------------------------------------
   1,570,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)                              5.800   07/01/2015  07/01/2011(A)       1,579,985
------------------------------------------------------------------------------------------------------------------------------------
      10,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)                           5.750   07/01/2020  07/01/2011(A)          10,031
------------------------------------------------------------------------------------------------------------------------------------
  21,020,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)                           6.000   07/01/2030  07/01/2011(A)      21,041,020
------------------------------------------------------------------------------------------------------------------------------------
  15,000,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)                           6.500   07/01/2020  07/01/2011(A)      15,073,800
------------------------------------------------------------------------------------------------------------------------------------
   1,100,000  NYS DA (SFH)(1)                                                      5.500   07/01/2029  09/18/2026(B)       1,081,256
------------------------------------------------------------------------------------------------------------------------------------
     250,000  NYS DA (SFH/CHSLI Obligated Group)(1)                                5.500   07/01/2022  07/01/2011(A)         250,323
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (SFH/CHSLI Obligated Group)(1)                                5.800   07/01/2015  07/01/2011(A)       1,006,360
------------------------------------------------------------------------------------------------------------------------------------
  15,480,000  NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)(1)                      5.000   07/01/2021  07/01/2014(A)      15,659,258
------------------------------------------------------------------------------------------------------------------------------------
     230,000  NYS DA (Southside Hospital)(1)                                       5.000   02/15/2018  04/30/2011(A)         230,179
------------------------------------------------------------------------------------------------------------------------------------
     170,000  NYS DA (Southside Hospital)(1)                                       5.000   02/15/2025  09/08/2023(B)         166,167
------------------------------------------------------------------------------------------------------------------------------------
     135,000  NYS DA (Southside Hospital)(1)                                       5.200   02/15/2021  04/30/2011(A)         135,046
------------------------------------------------------------------------------------------------------------------------------------
      10,000  NYS DA (Special Act School Districts)                                5.750   07/01/2011  04/30/2011(A)          10,037
------------------------------------------------------------------------------------------------------------------------------------
      35,000  NYS DA (Special Act School Districts)(1)                             5.750   07/01/2019  04/30/2011(A)          35,292
------------------------------------------------------------------------------------------------------------------------------------
     320,000  NYS DA (Special Act School Districts)(1)                             5.875   07/01/2013  04/30/2011(A)         321,190
------------------------------------------------------------------------------------------------------------------------------------
      15,000  NYS DA (Special Act School Districts)                                6.000   07/01/2016  04/30/2011(A)          15,051
------------------------------------------------------------------------------------------------------------------------------------
     925,000  NYS DA (Special Act School Districts)(1)                             6.000   07/01/2019  04/30/2011(A)         928,293
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000  NYS DA (Special Surgery Hospital)(1)                                 6.250   08/15/2034  10/30/2018(A)       2,766,400
------------------------------------------------------------------------------------------------------------------------------------
   5,250,000  NYS DA (SS Joachim & Anne Residence)(1)                              5.250   07/01/2027  07/01/2012(A)       5,252,678
------------------------------------------------------------------------------------------------------------------------------------
   2,555,000  NYS DA (St. Barnabas Hospital)(1)                                    5.350   08/01/2017  04/30/2011(A)       2,558,219
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000  NYS DA (St. John's University)(1)                                    5.250   07/01/2032  08/06/2030(B)       9,798,500
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000  NYS DA (St. Joseph's College)(1)                                     5.250   07/01/2025  07/01/2017(A)       3,009,240
------------------------------------------------------------------------------------------------------------------------------------
   5,090,000  NYS DA (St. Joseph's Hospital Health Center)(1)                      5.250   07/01/2018  04/30/2011(A)       5,091,018
------------------------------------------------------------------------------------------------------------------------------------
   3,685,000  NYS DA (St. Lawrence)(1)                                             5.400   08/15/2026  08/15/2017(A)       3,893,940
------------------------------------------------------------------------------------------------------------------------------------
 100,890,000  NYS DA (St. Luke's Roosevelt Hospital)(1)                            4.800   08/15/2025  04/03/2020(B)      96,637,487
------------------------------------------------------------------------------------------------------------------------------------
     100,000  NYS DA (Staten Island University Hospital)                           5.000   07/01/2011  04/30/2011(A)         100,158
------------------------------------------------------------------------------------------------------------------------------------

19 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$     35,000  NYS DA (Staten Island University Hospital)(1)                        5.000%  07/01/2017  05/08/2013(B) $        34,794
------------------------------------------------------------------------------------------------------------------------------------
     345,000  NYS DA (Suffern Free Library Assoc.)(1)                              5.000   07/01/2020  04/30/2011(A)         345,169
------------------------------------------------------------------------------------------------------------------------------------
     295,000  NYS DA (Suffern Free Library)(1)                                     5.000   07/01/2023  04/30/2011(A)         295,030
------------------------------------------------------------------------------------------------------------------------------------
   2,820,000  NYS DA (The Bronx-Lebanon Hospital Center)(1)                        6.250   08/15/2022  02/15/2014(A)       2,941,204
------------------------------------------------------------------------------------------------------------------------------------
     250,000  NYS DA (The Bronx-Lebanon Hospital Center)(1)                        6.250   02/15/2035  02/15/2019(A)         260,695
------------------------------------------------------------------------------------------------------------------------------------
     100,000  NYS DA (The Children's Home of Kingston)(1)                          5.250   07/01/2017  04/30/2011(A)         100,362
------------------------------------------------------------------------------------------------------------------------------------
   2,150,000  NYS DA (United Cerebral Palsy Assoc. of Nassau County)(1)            5.500   07/01/2024  04/30/2011(A)       2,151,591
------------------------------------------------------------------------------------------------------------------------------------
   1,700,000  NYS DA (United Cerebral Palsy Assoc. of NYC)(1)                      5.750   07/01/2018  07/01/2013(A)       1,723,426
------------------------------------------------------------------------------------------------------------------------------------
     370,000  NYS DA (United Cerebral Palsy Assoc. of NYC/United
              Cerebral Palsy Assoc. Obligated Group)(1)                            5.000   07/01/2013  07/01/2012(A)         379,842
------------------------------------------------------------------------------------------------------------------------------------
      15,000  NYS DA (United Cerebral Palsy Assoc.)                                5.375   07/01/2011  04/30/2011(A)          15,059
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYS DA (Upstate Community Colleges)(1)                               5.000   07/01/2028  07/01/2011(A)           5,001
------------------------------------------------------------------------------------------------------------------------------------
   1,905,000  NYS DA (Upstate Community Colleges)(1)                               5.125   07/01/2021  07/01/2014(A)       2,001,965
------------------------------------------------------------------------------------------------------------------------------------
   1,165,000  NYS DA (Upstate Community Colleges)(1)                               5.125   07/01/2022  07/01/2014(A)       1,235,051
------------------------------------------------------------------------------------------------------------------------------------
      15,000  NYS DA (W.K. Nursing Home)(1)                                        5.950   02/01/2016  04/30/2011(A)          15,031
------------------------------------------------------------------------------------------------------------------------------------
      35,000  NYS DA (W.K. Nursing Home)(1)                                        6.050   02/01/2026  04/30/2011(A)          35,028
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000  NYS DA (Willow Towers)(1)                                            5.400   02/01/2034  08/01/2014(A)       2,501,300
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000  NYS DA (Winthrop University Hospital)(1)                             5.500   07/01/2023  07/01/2013(A)       2,015,360
------------------------------------------------------------------------------------------------------------------------------------
     285,000  NYS DA (Wyckoff Heights Medical Center)(1)                           5.200   02/15/2013  04/30/2011(A)         285,721
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (Wyckoff Heights Medical Center)(1)                           5.200   02/15/2014  04/30/2011(A)       1,002,380
------------------------------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (Wyckoff Heights Medical Center)(1)                           5.200   02/15/2014  04/30/2011(A)          20,048
------------------------------------------------------------------------------------------------------------------------------------
     250,000  NYS DA (Wyckoff Heights Medical Center)(1)                           5.200   02/15/2015  04/30/2011(A)         250,563
------------------------------------------------------------------------------------------------------------------------------------
   1,120,000  NYS DA (Wyckoff Heights Medical Center)(1)                           5.300   08/15/2021  04/30/2011(A)       1,120,762
------------------------------------------------------------------------------------------------------------------------------------
  26,180,000  NYS DA (Wyckoff Heights Medical Center)(1)                           5.300   08/15/2021  04/30/2011(A)      26,197,802
------------------------------------------------------------------------------------------------------------------------------------
  39,570,000  NYS DA, Series B(2)                                                  6.650   08/15/2030  08/15/2012(B)      40,559,599
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA, Series B(1)                                                  6.650   08/15/2030  08/15/2012(A)       1,025,010
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYS EFC                                                              5.600   09/15/2013  04/30/2011(A)           5,021
------------------------------------------------------------------------------------------------------------------------------------

20 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$    200,000  NYS EFC (Clean Water & Drinking Revolving Funds)(1)                  5.250%  10/15/2021  04/30/2011(A) $       202,752
------------------------------------------------------------------------------------------------------------------------------------
     955,000  NYS EFC (L.I. Water Corp.)(1)                                        5.250   08/01/2027  08/01/2027            895,637
------------------------------------------------------------------------------------------------------------------------------------
      20,000  NYS EFC (NYC Municipal Water Finance Authority)                      5.875   06/15/2014  04/30/2011(A)          20,089
------------------------------------------------------------------------------------------------------------------------------------
   7,500,000  NYS EFC (NYS Water Services)(1)                                      5.950   01/15/2020  01/15/2012(A)       7,670,025
------------------------------------------------------------------------------------------------------------------------------------
   1,705,000  NYS EFC (NYS Water Services)                                         6.875   06/15/2014  04/30/2011(A)       1,714,019
------------------------------------------------------------------------------------------------------------------------------------
     160,000  NYS EFC (NYS Water Services)(1)                                      7.500   06/15/2012  04/30/2011(A)         160,957
------------------------------------------------------------------------------------------------------------------------------------
      60,000  NYS EFC (Pollution Control)(1)                                       6.500   06/15/2014  04/30/2011(A)          60,299
------------------------------------------------------------------------------------------------------------------------------------
   1,040,000  NYS EFC (Spring Valley Water Company)(1)                             5.650   11/01/2023  04/30/2011(A)       1,040,385
------------------------------------------------------------------------------------------------------------------------------------
   5,800,000  NYS EFC (Spring Valley Water Company)(1)                             6.300   08/01/2024  04/30/2011(A)       5,802,900
------------------------------------------------------------------------------------------------------------------------------------
  36,895,000  NYS ERDA (Brooklyn Union Gas Company)(1)                             5.500   01/01/2021  04/30/2011(A)      37,015,647
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000  NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS(1)       6.368(5)  04/01/2020  10/01/2011(A)       3,052,410
------------------------------------------------------------------------------------------------------------------------------------
   8,310,000  NYS ERDA (Central Hudson Gas & Electric Co.)(1)                      5.450   08/01/2027  04/30/2011(A)       8,312,909
------------------------------------------------------------------------------------------------------------------------------------
      25,000  NYS ERDA (Central Hudson Gas & Electric Co.)(1)                      6.500   12/01/2028  12/01/2013(A)          25,619
------------------------------------------------------------------------------------------------------------------------------------
  10,650,000  NYS ERDA (Con Ed)(1)                                               0.455(5)  10/01/2036  10/01/2011(A)      10,180,335
------------------------------------------------------------------------------------------------------------------------------------
   5,245,000  NYS ERDA (LILCO)(1)                                                  5.150   03/01/2016  07/31/2011(A)       5,334,165
------------------------------------------------------------------------------------------------------------------------------------
   1,280,000  NYS ERDA (LILCO)(1)                                                  5.150   03/01/2016  07/31/2011(A)       1,301,760
------------------------------------------------------------------------------------------------------------------------------------
  13,795,000  NYS ERDA (LILCO)(1)                                                  5.150   03/01/2016  07/31/2011(A)      14,029,515
------------------------------------------------------------------------------------------------------------------------------------
   4,740,000  NYS ERDA (LILCO)(1)                                                  5.150   03/01/2016  07/31/2011(A)       4,820,580
------------------------------------------------------------------------------------------------------------------------------------
  20,495,000  NYS ERDA (LILCO)(1)                                                  5.300   11/01/2023  11/01/2023         20,345,591
------------------------------------------------------------------------------------------------------------------------------------
     200,000  NYS ERDA (LILCO)(1)                                                  5.300   10/01/2024  10/01/2024            195,294
------------------------------------------------------------------------------------------------------------------------------------
   5,720,000  NYS ERDA (Niagara Mohawk Power Corp.)(1)                           0.650(5)  12/01/2026  12/01/2011(A)       4,609,748
------------------------------------------------------------------------------------------------------------------------------------
     315,000  NYS ERDA (Niagara Mohawk Power Corp.)(1)                             5.150   11/01/2025  04/30/2011(A)         315,057
------------------------------------------------------------------------------------------------------------------------------------
     880,000  NYS ERDA (NYS Electric & Gas Corp.)(1)                               5.350   12/01/2028  12/01/2028            815,426
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYS GO(1)                                                            5.000   09/15/2017  04/29/2011(A)           5,018
------------------------------------------------------------------------------------------------------------------------------------
     150,000  NYS GO                                                               5.250   10/01/2012  04/29/2011(A)         150,579
------------------------------------------------------------------------------------------------------------------------------------
      15,000  NYS GO(1)                                                            5.250   11/15/2017  05/15/2011(A)          15,078
------------------------------------------------------------------------------------------------------------------------------------
      35,000  NYS GO(1)                                                            5.250   05/01/2018  05/01/2011(A)          35,125
------------------------------------------------------------------------------------------------------------------------------------
       5,000  NYS GO(1)                                                            5.250   11/15/2021  05/15/2011(A)           5,023
------------------------------------------------------------------------------------------------------------------------------------
      80,000  NYS GO(1)                                                            5.300   07/15/2015  04/29/2011(A)          80,312
------------------------------------------------------------------------------------------------------------------------------------
      10,000  NYS GO(1)                                                            5.300   07/15/2017  04/29/2011(A)          10,039
------------------------------------------------------------------------------------------------------------------------------------
     100,000  NYS GO                                                               5.375   10/01/2011  04/29/2011(A)         100,396
------------------------------------------------------------------------------------------------------------------------------------
      50,000  NYS GO(1)                                                            5.500   07/15/2024  04/29/2011(A)          50,203
------------------------------------------------------------------------------------------------------------------------------------
     495,000  NYS GO(1)                                                            5.500   07/15/2024  04/30/2011(A)         496,396
------------------------------------------------------------------------------------------------------------------------------------
      40,000  NYS GO(1)                                                            6.600   12/01/2014  06/01/2011(A)          40,376
------------------------------------------------------------------------------------------------------------------------------------

21 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$  3,250,000  NYS HFA (Affordable Hsg.)(1)                                         5.250%  11/01/2027  09/07/2025(B) $     3,186,430
------------------------------------------------------------------------------------------------------------------------------------
     580,000  NYS HFA (Division Street)(1)                                         5.000   02/15/2026  09/20/2019(B)         569,995
------------------------------------------------------------------------------------------------------------------------------------
     740,000  NYS HFA (Golden Age Apartments)(1)                                   5.000   02/15/2037  02/19/2025(B)         682,125
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000  NYS HFA (Horizons at Wawayanda)(1)                                   5.350   06/01/2025  08/01/2017(A)       3,043,350
------------------------------------------------------------------------------------------------------------------------------------
      20,000  NYS HFA (Hospital & Healthcare)                                      5.000   11/01/2011  04/30/2011(A)          20,057
------------------------------------------------------------------------------------------------------------------------------------
   9,630,000  NYS HFA (Hospital & Nursing Home)(1)                                 5.150   11/01/2016  05/01/2011(A)       9,670,639
------------------------------------------------------------------------------------------------------------------------------------
      40,000  NYS HFA (Hospital & Nursing Home)(1)                                 5.500   11/01/2012  11/01/2012             42,592
------------------------------------------------------------------------------------------------------------------------------------
      65,000  NYS HFA (Hospital & Nursing Home)(1)                                 5.500   11/01/2013  11/01/2013             71,460
------------------------------------------------------------------------------------------------------------------------------------
      10,000  NYS HFA (Hospital & Nursing Home)(1)                                 6.000   11/01/2013  11/01/2013             11,291
------------------------------------------------------------------------------------------------------------------------------------
      35,000  NYS HFA (Hospital & Nursing Home)(1)                                 6.000   11/01/2014  11/01/2014             40,949
------------------------------------------------------------------------------------------------------------------------------------
      25,000  NYS HFA (Loewn Devel. of Wappingers Falls)(1)                        5.250   08/15/2019  04/30/2011(A)          25,012
------------------------------------------------------------------------------------------------------------------------------------
      55,000  NYS HFA (Meadow Manor)(1)                                            7.750   11/01/2019  10/25/2011(A)          55,888
------------------------------------------------------------------------------------------------------------------------------------
     345,000  NYS HFA (Multifamily Hsg.)(1)                                        5.300   08/15/2022  08/15/2012(A)         346,925
------------------------------------------------------------------------------------------------------------------------------------
   1,340,000  NYS HFA (Multifamily Hsg.)(1)                                        5.300   08/15/2024  04/30/2011(A)       1,340,094
------------------------------------------------------------------------------------------------------------------------------------
      50,000  NYS HFA (Multifamily Hsg.)(1)                                        5.400   02/15/2016  04/30/2011(A)          50,058
------------------------------------------------------------------------------------------------------------------------------------
   1,125,000  NYS HFA (Multifamily Hsg.)(1)                                        5.550   08/15/2019  08/15/2011(A)       1,129,151
------------------------------------------------------------------------------------------------------------------------------------
   1,275,000  NYS HFA (Multifamily Hsg.)(1)                                        5.600   08/15/2019  08/15/2011(A)       1,279,934
------------------------------------------------------------------------------------------------------------------------------------
   1,240,000  NYS HFA (Multifamily Hsg.)(1)                                        5.600   02/15/2026  04/30/2011(A)       1,240,136
------------------------------------------------------------------------------------------------------------------------------------
   1,730,000  NYS HFA (Multifamily Hsg.)(1)                                        5.600   08/15/2033  08/15/2013(A)       1,729,983
------------------------------------------------------------------------------------------------------------------------------------
     320,000  NYS HFA (Multifamily Hsg.)(1)                                        6.100   08/15/2028  04/30/2011(A)         320,218
------------------------------------------------------------------------------------------------------------------------------------
     125,000  NYS HFA (Multifamily Hsg.)(1)                                        6.250   08/15/2025  04/30/2011(A)         125,094
------------------------------------------------------------------------------------------------------------------------------------
     325,000  NYS HFA (Multifamily Hsg.)(1)                                        6.750   11/15/2036  06/19/2027(B)         324,691
------------------------------------------------------------------------------------------------------------------------------------
      15,000  NYS HFA (Multifamily Hsg.)(1)                                        6.800   11/01/2014  04/30/2011(A)          15,049
------------------------------------------------------------------------------------------------------------------------------------
      90,000  NYS HFA (Multifamily Hsg.)(1)                                        6.850   11/01/2019  04/30/2011(A)          90,184
------------------------------------------------------------------------------------------------------------------------------------
     430,000  NYS HFA (Newburgh Interfaith Emergency Hsg.)                         7.050   11/01/2012  04/30/2011(A)         431,754
------------------------------------------------------------------------------------------------------------------------------------
      50,000  NYS HFA (Nonprofit Hsg.)                                             6.200   11/01/2011  04/30/2011(A)          50,682
------------------------------------------------------------------------------------------------------------------------------------
      40,000  NYS HFA (Nonprofit Hsg.)                                             6.200   11/01/2012  04/30/2011(A)          40,537
------------------------------------------------------------------------------------------------------------------------------------
      25,000  NYS HFA (Nonprofit Hsg.)                                             6.200   11/01/2013  04/30/2011(A)          25,326
------------------------------------------------------------------------------------------------------------------------------------
   5,085,000  NYS HFA (Phillips Village)                                           7.750   08/15/2017  05/31/2011(A)       5,145,308
------------------------------------------------------------------------------------------------------------------------------------
   2,770,000  NYS HFA (Senior Devel. Hsg.)(1)                                      5.100   11/15/2023  06/23/2016(A)       2,801,938
------------------------------------------------------------------------------------------------------------------------------------
   1,590,000  NYS HFA (Simeon Dewitt)(1)                                           8.000   11/01/2018  08/26/2011(A)       1,635,856
------------------------------------------------------------------------------------------------------------------------------------
     245,000  NYS HFA (Tiffany Gardens)(1)                                         4.500   08/15/2015  09/14/2013(B)         256,331
------------------------------------------------------------------------------------------------------------------------------------
   2,190,000  NYS HFA, Series A                                                    6.100   11/01/2015  04/30/2011(A)       2,199,286
------------------------------------------------------------------------------------------------------------------------------------
     405,000  NYS HFA, Series A(1)                                                 6.125   11/01/2020  04/30/2011(A)         405,441
------------------------------------------------------------------------------------------------------------------------------------
     985,000  NYS Medcare (Hospital & Nursing Home)(1)                             6.300   08/15/2023  04/30/2011(A)         988,290
------------------------------------------------------------------------------------------------------------------------------------

22 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$    740,000  NYS Medcare (Hospital & Nursing Home)(1)                             6.375%  08/15/2033  04/30/2011(A) $       742,109
------------------------------------------------------------------------------------------------------------------------------------
     270,000  NYS Medcare (Hospital & Nursing Home)(1)                             7.000   08/15/2032  04/30/2011(A)         270,907
------------------------------------------------------------------------------------------------------------------------------------
     135,000  NYS Medcare (Hospital & Nursing Home)(1)                             7.400   11/01/2016  04/30/2011(A)         135,647
------------------------------------------------------------------------------------------------------------------------------------
      65,000  NYS Medcare (Hospital & Nursing Home)(1)                             9.375   11/01/2016  04/30/2011(A)          65,459
------------------------------------------------------------------------------------------------------------------------------------
  10,710,000  NYS Municipal Bond Bank Agency (Special School Purpose)(1)           5.250   12/01/2019  06/01/2013(A)      11,240,359
------------------------------------------------------------------------------------------------------------------------------------
   2,930,000  NYS Municipal Bond Bank Agency (Special School Purpose)(1)           5.500   06/01/2015  06/01/2013(A)       3,126,574
------------------------------------------------------------------------------------------------------------------------------------
   4,000,000  NYS UDC (Subordinated Lien)(1)                                       5.125   07/01/2020  07/01/2014(A)       4,136,240
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS UDC (Subordinated Lien)(1)                                       5.125   07/01/2021  07/01/2014(A)       1,034,210
------------------------------------------------------------------------------------------------------------------------------------
   5,550,000  NYS UDC (Subordinated Lien)(1)                                       5.500   07/01/2016  04/30/2011(A)       5,570,813
------------------------------------------------------------------------------------------------------------------------------------
   6,695,000  NYS UDC (Subordinated Lien)(1)                                       5.500   07/01/2022  04/30/2011(A)       6,716,089
------------------------------------------------------------------------------------------------------------------------------------
   6,795,000  NYS UDC (Subordinated Lien)(1)                                       5.600   07/01/2026  04/30/2011(A)       6,813,550
------------------------------------------------------------------------------------------------------------------------------------
   3,675,000  NYS UDC, Series D(1)                                                 5.625   01/01/2028  01/01/2019(A)       3,854,450
------------------------------------------------------------------------------------------------------------------------------------
   1,885,000  Oneida County, NY IDA (Faxton Hospital)(1)                           6.625   01/01/2015  04/30/2011(A)       1,899,269
------------------------------------------------------------------------------------------------------------------------------------
     130,000  Oneida County, NY IDA (Mohawk Valley
              Network/Faxton-St. Luke's Healthcare Obligated Group)(1)             5.000   01/01/2013  07/01/2011(A)         131,238
------------------------------------------------------------------------------------------------------------------------------------
   1,190,000  Oneida County, NY IDA (Presbyterian Home)(1)                         5.250   03/01/2019  09/01/2011(A)       1,197,330
------------------------------------------------------------------------------------------------------------------------------------
   1,615,000  Oneida County, NY IDA (Presbyterian Home)(1)                         6.100   06/01/2020  06/01/2011(A)       1,620,717
------------------------------------------------------------------------------------------------------------------------------------
     905,000  Oneida County, NY IDA (Presbyterian Home)(1)                         6.250   06/01/2015  06/01/2011(A)         910,855
------------------------------------------------------------------------------------------------------------------------------------
     645,000  Onondaga County, NY IDA (Le Moyne College)(1)                        5.500   03/01/2014  04/30/2011(A)         646,097
------------------------------------------------------------------------------------------------------------------------------------
     235,000  Orange County, NY IDA (Orange Mental Retardation Properties)         6.125   05/01/2016  04/30/2011(A)         235,862
------------------------------------------------------------------------------------------------------------------------------------
   4,090,000  Orange County, NY IDA
              (St. Luke's Cornwall Hospital Obligated Group)(1)                    6.000   12/01/2016  12/01/2011(A)       4,169,591
------------------------------------------------------------------------------------------------------------------------------------
   1,520,000  Orange County, NY IDA
              (St. Luke's Cornwall Hospital Obligated Group)(1)                    6.000   12/01/2016  12/01/2011(A)       1,549,579
------------------------------------------------------------------------------------------------------------------------------------
      55,000  Oswego County, NY IDA (Seneca Hill Manor)(1)                         5.550   08/01/2022  04/30/2011(A)          55,031
------------------------------------------------------------------------------------------------------------------------------------
   3,510,000  Oswego County, NY IDA (Seneca Hill Manor)(1)                         5.650   08/01/2037  04/30/2011(A)       3,509,684
------------------------------------------------------------------------------------------------------------------------------------
     565,000  Otsego County, NY IDA (AOFMHS)(1)                                    5.350   10/01/2017  04/30/2011(A)         567,034
------------------------------------------------------------------------------------------------------------------------------------
     510,000  Otsego County, NY IDA (Bassett Healthcare Project)(1)                5.375   11/01/2020  05/01/2011(A)         509,954
------------------------------------------------------------------------------------------------------------------------------------

23 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$  1,350,000  Otsego County, NY IDA (Hartwick College)(1)                          6.000%  07/01/2013  07/01/2012(A) $     1,365,876
------------------------------------------------------------------------------------------------------------------------------------
   1,435,000  Otsego County, NY IDA (Hartwick College)(1)                          6.000   07/01/2014  07/01/2012(A)       1,447,800
------------------------------------------------------------------------------------------------------------------------------------
   1,520,000  Otsego County, NY IDA (Hartwick College)(1)                          6.000   07/01/2015  07/01/2012(A)       1,526,718
------------------------------------------------------------------------------------------------------------------------------------
   1,610,000  Otsego County, NY IDA (Hartwick College)(1)                          6.000   07/01/2016  07/01/2012(A)       1,612,689
------------------------------------------------------------------------------------------------------------------------------------
   3,625,000  Otsego County, NY IDA (Mary Imogene Bassett Hospital)(1)             5.350   11/01/2020  01/16/2018(B)       3,621,049
------------------------------------------------------------------------------------------------------------------------------------
      25,000  Plattsburgh, NY Fire District No. 3(1)                               6.250   10/15/2014  10/15/2011(A)          25,741
------------------------------------------------------------------------------------------------------------------------------------
  96,185,000  Port Authority  NY/NJ (JFK International Air Terminal)(1)            5.750   12/01/2022  01/10/2021(B)      91,545,997
------------------------------------------------------------------------------------------------------------------------------------
  43,160,000  Port Authority  NY/NJ (JFK International Air Terminal)               5.750   12/01/2025  12/14/2024(B)      40,512,134
------------------------------------------------------------------------------------------------------------------------------------
  49,140,000  Port Authority  NY/NJ (JFK International Air Terminal)(1)            5.900   12/01/2017  06/07/2017(B)      49,028,452
------------------------------------------------------------------------------------------------------------------------------------
  18,355,000  Port Authority  NY/NJ (JFK International Air Terminal)(1)            6.250   12/01/2014  12/01/2014         19,226,679
------------------------------------------------------------------------------------------------------------------------------------
  42,000,000  Port Authority  NY/NJ (JFK International Air Terminal)(1)            6.500   12/01/2028  12/01/2015(A)      42,924,840
------------------------------------------------------------------------------------------------------------------------------------
   8,810,000  Port Authority  NY/NJ (KIAC)                                         6.750   10/01/2011  10/01/2011          8,783,834
------------------------------------------------------------------------------------------------------------------------------------
  29,175,000  Port Authority  NY/NJ (KIAC)(1)                                      6.750   10/01/2019  09/04/2016(B)      26,938,153
------------------------------------------------------------------------------------------------------------------------------------
      20,000  Port Authority  NY/NJ, 103rd Series(1)                               5.250   12/15/2012  04/30/2011(A)          20,072
------------------------------------------------------------------------------------------------------------------------------------
      10,000  Port Authority  NY/NJ, 116th Series(1)                               5.000   10/01/2012  04/30/2011(A)          10,034
------------------------------------------------------------------------------------------------------------------------------------
     100,000  Port Authority  NY/NJ, 116th Series(1)                               5.000   10/01/2013  04/30/2011(A)         100,335
------------------------------------------------------------------------------------------------------------------------------------
     160,000  Port Authority  NY/NJ, 116th Series(1)                               5.250   10/01/2014  04/30/2011(A)         160,579
------------------------------------------------------------------------------------------------------------------------------------
      55,000  Port Authority  NY/NJ, 116th Series(1)                               5.250   10/01/2015  04/30/2011(A)          55,199
------------------------------------------------------------------------------------------------------------------------------------
     815,000  Port Authority  NY/NJ, 122nd Series(1)                               5.000   07/15/2018  04/30/2011(A)         815,774
------------------------------------------------------------------------------------------------------------------------------------
      30,000  Port Authority  NY/NJ, 122nd Series(1)                               5.000   07/15/2020  04/30/2011(A)          30,014
------------------------------------------------------------------------------------------------------------------------------------
     300,000  Port Authority  NY/NJ, 122nd Series(1)                               5.000   07/15/2022  04/30/2011(A)         300,045
------------------------------------------------------------------------------------------------------------------------------------
      55,000  Port Authority  NY/NJ, 122nd Series(1)                               5.000   07/15/2031  08/23/2029(B)          53,593
------------------------------------------------------------------------------------------------------------------------------------
     165,000  Port Authority  NY/NJ, 122nd Series(1)                               5.000   07/15/2031  08/23/2029(B)         160,779
------------------------------------------------------------------------------------------------------------------------------------
   2,060,000  Port Authority  NY/NJ, 122nd Series                                  5.500   07/15/2011  04/30/2011(A)       2,068,528
------------------------------------------------------------------------------------------------------------------------------------
      25,000  Port Authority  NY/NJ, 122nd Series                                  5.500   07/15/2012  04/30/2011(A)          25,091
------------------------------------------------------------------------------------------------------------------------------------
   5,170,000  Port Authority  NY/NJ, 122nd Series(1)                               5.500   07/15/2015  04/30/2011(A)       5,181,529
------------------------------------------------------------------------------------------------------------------------------------
      30,000  Port Authority  NY/NJ, 124th Series(1)                               4.800   08/01/2018  04/30/2011(A)          30,022
------------------------------------------------------------------------------------------------------------------------------------
   1,695,000  Port Authority  NY/NJ, 124th Series(1)                               5.000   08/01/2019  04/30/2011(A)       1,696,220
------------------------------------------------------------------------------------------------------------------------------------
      20,000  Port Authority  NY/NJ, 124th Series(1)                               5.000   08/01/2021  04/30/2011(A)          20,006
------------------------------------------------------------------------------------------------------------------------------------
     265,000  Port Authority  NY/NJ, 124th Series(1)                               5.000   08/01/2022  04/30/2011(A)         265,045
------------------------------------------------------------------------------------------------------------------------------------
     325,000  Port Authority  NY/NJ, 124th Series(1)                               5.000   08/01/2024  04/30/2011(A)         324,981
------------------------------------------------------------------------------------------------------------------------------------
     100,000  Port Authority  NY/NJ, 124th Series(1)                               5.000   08/01/2025  08/01/2025             99,236
------------------------------------------------------------------------------------------------------------------------------------
      60,000  Port Authority  NY/NJ, 124th Series(1)                               5.000   08/01/2031  09/08/2029(B)          58,464
------------------------------------------------------------------------------------------------------------------------------------
      15,000  Port Authority  NY/NJ, 126th Series(1)                               5.000   11/15/2024  05/15/2014(A)          15,057
------------------------------------------------------------------------------------------------------------------------------------
      85,000  Port Authority  NY/NJ, 126th Series(1)                               5.125   11/15/2032  05/21/2032(B)          83,793
------------------------------------------------------------------------------------------------------------------------------------

24 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$    230,000  Port Authority  NY/NJ, 127th Series(1)                               5.000%  12/15/2022  06/15/2014(A) $       232,348
------------------------------------------------------------------------------------------------------------------------------------
      30,000  Port Authority  NY/NJ, 127th Series(1)                               5.000   12/15/2024  06/15/2014(A)          30,117
------------------------------------------------------------------------------------------------------------------------------------
      10,000  Port Authority  NY/NJ, 131st Series(1)                               5.000   12/15/2026  12/15/2026              9,951
------------------------------------------------------------------------------------------------------------------------------------
   5,745,000  Port Authority  NY/NJ, 141st Series(1)                               5.000   09/01/2021  09/01/2015(A)       5,862,830
------------------------------------------------------------------------------------------------------------------------------------
  14,110,000  Port Authority  NY/NJ, 141st Series(1)                               5.000   09/01/2022  09/01/2015(A)      14,300,062
------------------------------------------------------------------------------------------------------------------------------------
   6,000,000  Port Authority  NY/NJ, 141st Series(1)                               5.000   09/01/2025  09/01/2015(A)       6,005,640
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Port Authority  NY/NJ, 141st Series(1)                               5.000   09/01/2026  09/01/2026          9,951,700
------------------------------------------------------------------------------------------------------------------------------------
   4,300,000  Port Authority  NY/NJ, 143rd Series(1)                               5.000   10/01/2030  11/05/2028(B)       4,213,441
------------------------------------------------------------------------------------------------------------------------------------
   2,100,000  Port Authority  NY/NJ, 151st Series(1)                               6.000   09/15/2028  03/15/2018(A)       2,184,525
------------------------------------------------------------------------------------------------------------------------------------
     250,000  Port Authority  NY/NJ, 152nd Series(1)                               5.000   11/01/2023  11/01/2023            249,920
------------------------------------------------------------------------------------------------------------------------------------
   2,100,000  Port Authority  NY/NJ, 152nd Series(1)                               5.750   11/01/2030  05/01/2018(A)       2,168,859
------------------------------------------------------------------------------------------------------------------------------------
   2,780,000  Port Authority  NY/NJ, 37th Series(1)                                5.500   07/15/2019  07/15/2014(A)       2,947,801
------------------------------------------------------------------------------------------------------------------------------------
   1,145,000  Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)(1)             5.900   08/01/2020  04/30/2011(A)       1,145,973
------------------------------------------------------------------------------------------------------------------------------------
   1,200,000  Rensselaer County, NY IDA (Franciscan Heights)(1)                    5.375   12/01/2025  08/06/2023(B)       1,184,100
------------------------------------------------------------------------------------------------------------------------------------
     135,000  Rensselaer County, NY IDA
              (Rensselaer Polytechnical Institute)(1)                              5.125   08/01/2027  07/29/2025(B)         133,009
------------------------------------------------------------------------------------------------------------------------------------
     265,000  Rensselaer County, NY IDA
              (Rensselaer Polytechnical Institute)(1)                              5.125   08/01/2029  10/08/2028(B)         253,594
------------------------------------------------------------------------------------------------------------------------------------
      50,000  Rensselaer County, NY IDA
              (Rensselaer Polytechnical Institute)(1)                              5.500   08/01/2022  08/01/2011(A)          50,145
------------------------------------------------------------------------------------------------------------------------------------
   1,750,000  Rensselaer County, NY Tobacco Asset Securitization Corp.(1)          5.200   06/01/2025  10/23/2012(B)       1,551,655
------------------------------------------------------------------------------------------------------------------------------------
   1,490,000  Rensselaer County, NY Tobacco Asset Securitization Corp.(1)          5.750   06/01/2043  12/09/2024(B)       1,184,401
------------------------------------------------------------------------------------------------------------------------------------
     230,000  Rensselaer, NY Municipal Leasing Corp.
              (Rensselaer County Nursing Home)(1)                                  5.000   06/01/2019  06/01/2014(A)         235,115
------------------------------------------------------------------------------------------------------------------------------------
   5,845,000  Rensselaer, NY Municipal Leasing Corp.
              (Rensselaer County Nursing Home)(1)                                  5.875   06/01/2022  06/01/2014(A)       6,047,763
------------------------------------------------------------------------------------------------------------------------------------
      25,000  Rockland County, NY Solid Waste Management Authority(1)              5.625   12/15/2014  04/30/2011(A)          25,065
------------------------------------------------------------------------------------------------------------------------------------
   7,745,000  Rockland County, NY Tobacco Asset Securitization Corp.(1)            5.500   08/15/2025  09/12/2014(B)       7,041,444
------------------------------------------------------------------------------------------------------------------------------------
      55,000  Rome, NY HDC, Series A(1)                                            6.250   01/01/2024  04/30/2011(A)          55,053
------------------------------------------------------------------------------------------------------------------------------------
     500,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga
              Care/Benedict Community Health Center)(1)                            5.000   12/01/2014  12/01/2014            532,505
------------------------------------------------------------------------------------------------------------------------------------
   3,725,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga
              Care/Benedict Community Health Center)(1)                            5.750   12/01/2023  04/30/2011(A)       3,726,639
------------------------------------------------------------------------------------------------------------------------------------
   6,540,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga
              Care/Benedict Community Health Center)(1)                            5.750   12/01/2033  11/18/2029(B)       6,385,721
------------------------------------------------------------------------------------------------------------------------------------

25 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$  3,405,000  Schenectady, NY Metroplex Devel. Authority, Series A(1)              5.375%  12/15/2021  12/15/2012(A) $     3,484,575
------------------------------------------------------------------------------------------------------------------------------------
      25,000  Scotia, NY GO(1)                                                     6.100   01/15/2012  07/15/2011(A)          25,366
------------------------------------------------------------------------------------------------------------------------------------
      50,000  Seneca County, NY IDA (New York Chiropractic College)(1)             4.000   10/01/2015  10/01/2015             51,643
------------------------------------------------------------------------------------------------------------------------------------
     870,000  SONYMA, Series 101(1)                                                5.000   10/01/2018  10/01/2011(A)         872,471
------------------------------------------------------------------------------------------------------------------------------------
      25,000  SONYMA, Series 101(1)                                                5.250   04/01/2022  10/01/2011(A)          25,053
------------------------------------------------------------------------------------------------------------------------------------
   4,550,000  SONYMA, Series 101(1)                                                5.350   10/01/2026  10/01/2011(A)       4,554,550
------------------------------------------------------------------------------------------------------------------------------------
     795,000  SONYMA, Series 133(1)                                                4.950   10/01/2021  06/10/2014(A)         802,521
------------------------------------------------------------------------------------------------------------------------------------
     580,000  SONYMA, Series 145(1)                                                4.950   10/01/2023  06/10/2012(A)         583,138
------------------------------------------------------------------------------------------------------------------------------------
  20,465,000  SONYMA, Series 29(2)                                                 5.450   10/01/2031  10/01/2011(B)      20,632,526
------------------------------------------------------------------------------------------------------------------------------------
     400,000  SONYMA, Series 31(1)                                                 5.200   10/01/2021  04/30/2011(A)         400,140
------------------------------------------------------------------------------------------------------------------------------------
     485,000  SONYMA, Series 31(1)                                                 5.300   10/01/2031  08/14/2027(B)         473,743
------------------------------------------------------------------------------------------------------------------------------------
      50,000  SONYMA, Series 63                                                    5.700   04/01/2011  04/01/2011             50,000
------------------------------------------------------------------------------------------------------------------------------------
      85,000  SONYMA, Series 63                                                    5.700   10/01/2011  04/30/2011(A)          85,264
------------------------------------------------------------------------------------------------------------------------------------
       5,000  SONYMA, Series 65                                                    5.550   10/01/2012  04/23/2011(A)           5,012
------------------------------------------------------------------------------------------------------------------------------------
     100,000  SONYMA, Series 67(1)                                                 5.600   10/01/2014  04/30/2011(A)         100,180
------------------------------------------------------------------------------------------------------------------------------------
     195,000  SONYMA, Series 67(1)                                                 5.600   10/01/2014  04/30/2011(A)         195,367
------------------------------------------------------------------------------------------------------------------------------------
   1,105,000  SONYMA, Series 67(1)                                                 5.700   10/01/2017  04/30/2011(A)       1,106,238
------------------------------------------------------------------------------------------------------------------------------------
     500,000  SONYMA, Series 67(1)                                                 5.800   10/01/2028  11/01/2011(A)         515,290
------------------------------------------------------------------------------------------------------------------------------------
      50,000  SONYMA, Series 69(1)                                                 5.400   10/01/2019  04/30/2011(A)          50,035
------------------------------------------------------------------------------------------------------------------------------------
   3,805,000  SONYMA, Series 69(1)                                                 5.400   10/01/2019  04/30/2011(A)       3,807,664
------------------------------------------------------------------------------------------------------------------------------------
   9,085,000  SONYMA, Series 69(1)                                                 5.500   10/01/2028  08/21/2024(B)       9,085,000
------------------------------------------------------------------------------------------------------------------------------------
      20,000  SONYMA, Series 70(1)                                                 5.375   10/01/2017  04/28/2011(A)          20,023
------------------------------------------------------------------------------------------------------------------------------------
     145,000  SONYMA, Series 70(1)                                                 5.375   10/01/2017  04/28/2011(A)         145,189
------------------------------------------------------------------------------------------------------------------------------------
     375,000  SONYMA, Series 71(1)                                                 5.350   10/01/2018  04/30/2011(A)         375,274
------------------------------------------------------------------------------------------------------------------------------------
      10,000  SONYMA, Series 72(1)                                                 5.200   10/01/2016  04/30/2011(A)          10,018
------------------------------------------------------------------------------------------------------------------------------------
      65,000  SONYMA, Series 72(1)                                                 5.300   04/01/2027  01/13/2027(B)          64,186
------------------------------------------------------------------------------------------------------------------------------------
     440,000  SONYMA, Series 73-A(1)                                               5.250   10/01/2017  04/28/2011(A)         440,330
------------------------------------------------------------------------------------------------------------------------------------
     215,000  SONYMA, Series 73-A                                                  5.300   10/01/2028  11/24/2024(B)         213,138
------------------------------------------------------------------------------------------------------------------------------------
  29,220,000  SONYMA, Series 77(1)                                                 5.150   04/01/2029  02/04/2027(B)      28,632,678
------------------------------------------------------------------------------------------------------------------------------------
   9,435,000  SONYMA, Series 79(1)                                                 5.250   10/01/2021  04/30/2011(A)       9,436,321
------------------------------------------------------------------------------------------------------------------------------------
      55,000  SONYMA, Series 79(1)                                                 5.250   10/01/2021  04/30/2011(A)          55,021
------------------------------------------------------------------------------------------------------------------------------------
     770,000  SONYMA, Series 79(1)                                                 5.300   04/01/2029  09/14/2018(B)         757,726
------------------------------------------------------------------------------------------------------------------------------------
   2,140,000  SONYMA, Series 80(1)                                                 5.100   10/01/2017  04/30/2011(A)       2,142,654
------------------------------------------------------------------------------------------------------------------------------------
   5,395,000  SONYMA, Series 82(1)                                                 5.550   10/01/2019  04/30/2011(A)       5,399,424
------------------------------------------------------------------------------------------------------------------------------------
      45,000  SONYMA, Series 82(1)                                                 5.650   04/01/2030  04/01/2030             45,002
------------------------------------------------------------------------------------------------------------------------------------
   1,635,000  SONYMA, Series 83(1)                                                 5.450   04/01/2018  04/30/2011(A)       1,637,093
------------------------------------------------------------------------------------------------------------------------------------
      45,000  SONYMA, Series 83(1)                                                 5.550   10/01/2027  04/30/2011(A)          45,009
------------------------------------------------------------------------------------------------------------------------------------
      15,000  SONYMA, Series 83(1)                                                 5.550   10/01/2027  04/30/2011(A)          15,004
------------------------------------------------------------------------------------------------------------------------------------
   6,150,000  SONYMA, Series 97(1)                                                 5.400   10/01/2021  04/30/2011(A)       6,152,891
------------------------------------------------------------------------------------------------------------------------------------
     500,000  SONYMA, Series 98(1)                                                 5.050   10/01/2017  04/30/2011(A)         500,610
------------------------------------------------------------------------------------------------------------------------------------
     385,000  Spring Valley, NY (Quality Redevel.)(1)                              5.000   06/15/2021  06/15/2017(A)         389,886
------------------------------------------------------------------------------------------------------------------------------------

26 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$    405,000  Spring Valley, NY (Quality Redevel.)(1)                              5.000%  06/15/2022  06/15/2017(A) $       406,450
------------------------------------------------------------------------------------------------------------------------------------
     300,000  Spring Valley, NY GO(1)                                              5.000   05/01/2020  05/01/2015(A)         304,833
------------------------------------------------------------------------------------------------------------------------------------
     310,000  Spring Valley, NY GO(1)                                              5.000   05/01/2021  05/01/2015(A)         312,855
------------------------------------------------------------------------------------------------------------------------------------
     325,000  Spring Valley, NY GO(1)                                              5.000   05/01/2022  05/01/2015(A)         325,926
------------------------------------------------------------------------------------------------------------------------------------
     335,000  Spring Valley, NY GO(1)                                              5.000   05/01/2023  05/01/2023            332,052
------------------------------------------------------------------------------------------------------------------------------------
     350,000  Spring Valley, NY GO(1)                                              5.000   05/01/2024  05/01/2024            343,889
------------------------------------------------------------------------------------------------------------------------------------
     365,000  Spring Valley, NY GO(1)                                              5.000   05/01/2025  05/01/2025            354,389
------------------------------------------------------------------------------------------------------------------------------------
   3,185,000  St. Lawrence County, NY IDA (Curran Renewable Energy)(1)             6.200   12/01/2017  12/01/2014(B)       2,746,489
------------------------------------------------------------------------------------------------------------------------------------
     535,000  Suffolk County, NY IDA (ALIA-CCDRCA)(1)                              7.000   06/01/2016  02/12/2014(B)         533,053
------------------------------------------------------------------------------------------------------------------------------------
     500,000  Suffolk County, NY IDA (ALIA-Civic Facility)(1)                      5.950   11/01/2022  01/11/2020(B)         438,860
------------------------------------------------------------------------------------------------------------------------------------
     135,000  Suffolk County, NY IDA (ALIA-Civic Facility)(1)                      6.000   11/01/2017  05/01/2015(B)         125,739
------------------------------------------------------------------------------------------------------------------------------------
     565,000  Suffolk County, NY IDA (ALIA-Civic Facility)(1)                      6.000   11/01/2017  07/17/2015(B)         526,241
------------------------------------------------------------------------------------------------------------------------------------
     645,000  Suffolk County, NY IDA (ALIA-FREE)(1)                                7.000   06/01/2016  02/11/2014(B)         642,652
------------------------------------------------------------------------------------------------------------------------------------
     215,000  Suffolk County, NY IDA (ALIA-IGHL)(1)                                5.950   11/01/2022  04/30/2019(B)         188,710
------------------------------------------------------------------------------------------------------------------------------------
     225,000  Suffolk County, NY IDA (ALIA-IGHL)(1)                                6.500   12/01/2013  12/20/2012(B)         220,961
------------------------------------------------------------------------------------------------------------------------------------
     800,000  Suffolk County, NY IDA (ALIA-LIHIA)(1)                               5.950   11/01/2022  10/08/2019(B)         702,176
------------------------------------------------------------------------------------------------------------------------------------
     300,000  Suffolk County, NY IDA (ALIA-NYS ARC)(1)                             5.950   11/01/2022  11/28/2019(B)         263,316
------------------------------------------------------------------------------------------------------------------------------------
     300,000  Suffolk County, NY IDA (ALIA-WORCA)(1)                               5.950   11/01/2022  09/12/2019(B)         263,316
------------------------------------------------------------------------------------------------------------------------------------
     305,000  Suffolk County, NY IDA (ALIA-WORCA)(1)                               7.000   06/01/2016  02/01/2014(B)         303,890
------------------------------------------------------------------------------------------------------------------------------------
     300,000  Suffolk County, NY IDA (Catholic Charities)(1)                       6.000   10/01/2020  09/20/2016(B)         271,758
------------------------------------------------------------------------------------------------------------------------------------
     300,000  Suffolk County, NY IDA (DDI)(1)                                      6.000   10/01/2020  09/19/2016(B)         271,758
------------------------------------------------------------------------------------------------------------------------------------
     300,000  Suffolk County, NY IDA (DDI)(1)                                      6.000   10/01/2020  09/24/2016(B)         271,758
------------------------------------------------------------------------------------------------------------------------------------
   1,065,000  Suffolk County, NY IDA (Dowling College)(1)                          5.000   06/01/2018  06/01/2018            938,766
------------------------------------------------------------------------------------------------------------------------------------
  12,000,000  Suffolk County, NY IDA (Engel Berman at East Northport)(1)           7.125   11/01/2049  11/01/2012(A)      12,036,240
------------------------------------------------------------------------------------------------------------------------------------
  24,135,000  Suffolk County, NY IDA (Engel Berman at East Northport)(1)           7.125   11/01/2049  11/01/2012(A)      24,207,888
------------------------------------------------------------------------------------------------------------------------------------
     110,000  Suffolk County, NY IDA (Family Residences)(1)                        6.000   10/01/2015  11/20/2013(B)         105,270
------------------------------------------------------------------------------------------------------------------------------------
     355,000  Suffolk County, NY IDA (Family Residences), Series A(1)              6.375   12/01/2018  10/18/2015(B)         333,686
------------------------------------------------------------------------------------------------------------------------------------

27 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$  2,425,000  Suffolk County, NY IDA (Family Residences), Series A(1)              6.375%  12/01/2018  10/01/2015(B) $     2,279,403
------------------------------------------------------------------------------------------------------------------------------------
     600,000  Suffolk County, NY IDA (Independent Group Home Living)(1)            6.000   10/01/2020  09/21/2016(B)         543,516
------------------------------------------------------------------------------------------------------------------------------------
     300,000  Suffolk County, NY IDA (L.I. Network Community Services)(1)          7.000   02/01/2014  11/19/2012(B)         299,064
------------------------------------------------------------------------------------------------------------------------------------
     265,000  Suffolk County, NY IDA (Mattituck-Laurel Library)(1)                 6.000   09/01/2019  04/30/2011(A)         268,199
------------------------------------------------------------------------------------------------------------------------------------
     290,000  Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)(1)       6.250   11/01/2016  06/28/2014(B)         277,301
------------------------------------------------------------------------------------------------------------------------------------
     105,000  Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)(1)       6.250   11/01/2016  07/20/2014(B)         100,402
------------------------------------------------------------------------------------------------------------------------------------
     700,000  Suffolk County, NY IDA (New York Institute of Technology)(1)         5.250   03/01/2017  03/01/2015(A)         737,975
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Suffolk County, NY IDA (New York Institute of Technology)(1)         5.250   03/01/2018  03/01/2015(A)       1,040,560
------------------------------------------------------------------------------------------------------------------------------------
     500,000  Suffolk County, NY IDA (New York Institute of Technology)(1)         5.250   03/01/2019  03/01/2015(A)         515,280
------------------------------------------------------------------------------------------------------------------------------------
     720,000  Suffolk County, NY IDA (New York Institute of Technology)(1)         5.250   03/01/2020  03/01/2015(A)         734,350
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Suffolk County, NY IDA (New York Institute of Technology)(1)         5.250   03/01/2021  03/01/2015(A)       1,014,140
------------------------------------------------------------------------------------------------------------------------------------
     615,000  Suffolk County, NY IDA (Pederson-Krager Center)(1)                   6.375   11/01/2015  12/15/2013(B)         582,159
------------------------------------------------------------------------------------------------------------------------------------
     435,000  Suffolk County, NY IDA (Pederson-Krager Center)(1)                   6.400   02/01/2015  08/30/2013(B)         414,277
------------------------------------------------------------------------------------------------------------------------------------
     200,000  Suffolk County, NY IDA (Suffolk Hotels)(1)                           6.000   10/01/2020  09/14/2016(B)         181,172
------------------------------------------------------------------------------------------------------------------------------------
     500,000  Suffolk County, NY IDA (WORCA)(1)                                    6.000   10/01/2020  09/23/2016(B)         452,930
------------------------------------------------------------------------------------------------------------------------------------
   1,360,000  Sullivan County, NY IDA (Center for Discovery)(1)                    5.625   06/01/2013  06/14/2012(B)       1,315,746
------------------------------------------------------------------------------------------------------------------------------------
   4,700,000  Sullivan County, NY IDA (Center for Discovery)(1)                    5.875   07/01/2022  07/01/2022          3,669,619
------------------------------------------------------------------------------------------------------------------------------------
   4,970,000  Sullivan County, NY IDA (Center for Discovery)(1)                    6.375   02/01/2020  06/30/2016(B)       4,447,156
------------------------------------------------------------------------------------------------------------------------------------
      30,000  Syracuse, NY Hsg. Authority(1)                                       5.400   09/01/2021  09/01/2015(A)          30,928
------------------------------------------------------------------------------------------------------------------------------------
     265,000  Syracuse, NY IDA (Crouse Irving Companies)(1)                        5.250   01/01/2017  04/30/2011(A)         265,504
------------------------------------------------------------------------------------------------------------------------------------
      25,000  Syracuse, NY IDA (Jewish Home of Central New York)(1)                7.375   03/01/2021  04/02/2017(B)          23,975
------------------------------------------------------------------------------------------------------------------------------------
     510,000  Syracuse, NY IDA (One Center Armory Garage)                          6.750   12/01/2017  11/01/2011(A)         509,842
------------------------------------------------------------------------------------------------------------------------------------
     900,000  Tompkins County, NY IDA (Kendall at Ithaca)(1)                       5.750   07/01/2018  04/30/2011(A)         900,648
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Tompkins County, NY IDA (Kendall at Ithaca)(1)                       6.000   07/01/2024  04/30/2011(A)       2,000,220
------------------------------------------------------------------------------------------------------------------------------------

28 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$    105,000  Tompkins, NY Health Care Corp. (Reconstruction Home)(1)              5.875%  02/01/2033  04/30/2011(A) $       105,041
------------------------------------------------------------------------------------------------------------------------------------
     385,000  Tompkins, NY Health Care Corp. (Reconstruction Home)(1)             10.800   02/01/2028  08/01/2011(A)         407,526
------------------------------------------------------------------------------------------------------------------------------------
      10,000  Ulster County, NY GO(1)                                              5.400   11/15/2013  05/15/2011(A)          10,059
------------------------------------------------------------------------------------------------------------------------------------
      10,000  Ulster County, NY GO(1)                                              5.400   11/15/2015  05/15/2011(A)          10,059
------------------------------------------------------------------------------------------------------------------------------------
      25,000  Ulster County, NY GO(1)                                              5.500   11/15/2012  05/15/2011(A)          25,152
------------------------------------------------------------------------------------------------------------------------------------
     155,000  Ulster County, NY Res Rec(1)                                         5.000   03/01/2016  03/01/2016            165,551
------------------------------------------------------------------------------------------------------------------------------------
     160,000  Ulster County, NY Res Rec(1)                                         5.000   03/01/2017  03/01/2016(A)         168,392
------------------------------------------------------------------------------------------------------------------------------------
     170,000  Ulster County, NY Res Rec(1)                                         5.000   03/01/2018  03/01/2016(A)         176,584
------------------------------------------------------------------------------------------------------------------------------------
     360,000  Ulster County, NY Tobacco Asset Securitization Corp.(1)              6.000   06/01/2040  02/24/2036(B)         294,919
------------------------------------------------------------------------------------------------------------------------------------
      25,000  Ulster County, NY Tobacco Asset Securitization Corp.                 6.250   06/01/2025  12/07/2020(B)          23,268
------------------------------------------------------------------------------------------------------------------------------------
     830,000  Ulster County, NY Tobacco Asset Securitization Corp.(1)              6.450   06/01/2040  08/14/2033(B)         691,822
------------------------------------------------------------------------------------------------------------------------------------
  10,795,000  Ulster County, NY Tobacco Asset Securitization Corp.(1)              6.750   06/01/2030  06/19/2024(B)       9,927,082
------------------------------------------------------------------------------------------------------------------------------------
     125,000  Utica, NY IDA (Munson-Williams-Proctor Arts Institute)(1)            5.375   07/15/2019  07/15/2011(A)         126,416
------------------------------------------------------------------------------------------------------------------------------------
      75,000  Utica, NY IDA (Munson-Williams-Proctor Arts Institute)(1)            5.400   07/15/2030  07/15/2012(A)          75,308
------------------------------------------------------------------------------------------------------------------------------------
      20,000  Utica, NY IDA (Munson-Williams-Proctor Arts Institute)(1)            5.500   07/15/2016  04/30/2011(A)          20,068
------------------------------------------------------------------------------------------------------------------------------------
      25,000  Utica, NY IDA (Munson-Williams-Proctor Arts Institute)(1)            5.500   07/15/2029  07/15/2011(A)          25,042
------------------------------------------------------------------------------------------------------------------------------------
     330,000  Utica, NY IDA (Utica College Civic Facility)(1)                      6.375   12/01/2011  12/01/2011            335,171
------------------------------------------------------------------------------------------------------------------------------------
     295,000  Utica, NY SCHC (Steinhorst)(1)                                       6.875   04/15/2018  06/26/2011(A)         298,968
------------------------------------------------------------------------------------------------------------------------------------
     935,000  Utica, NY SCHC (Steinhorst)(1)                                       7.125   04/15/2021  04/30/2011(A)         937,029
------------------------------------------------------------------------------------------------------------------------------------
      15,000  Victor, NY GO(1)                                                     4.800   12/15/2017  06/15/2011(A)          15,132
------------------------------------------------------------------------------------------------------------------------------------
     100,000  Westchester County, NY GO(1)                                         5.375   12/15/2012  06/15/2011(A)         100,875
------------------------------------------------------------------------------------------------------------------------------------
      50,000  Westchester County, NY GO(1)                                         5.375   12/15/2013  06/15/2011(A)          50,383
------------------------------------------------------------------------------------------------------------------------------------
     120,000  Westchester County, NY IDA (Clearview School)(1)                     6.600   01/01/2014  10/01/2012(B)         119,033
------------------------------------------------------------------------------------------------------------------------------------
     580,000  Westchester County, NY IDA (Guiding Eyes for the Blind)(1)           4.500   08/01/2012  02/03/2012(B)         586,160
------------------------------------------------------------------------------------------------------------------------------------
     855,000  Westchester County, NY IDA (JDAM)(1)                                 6.750   04/01/2016  09/05/2011(A)         859,284
------------------------------------------------------------------------------------------------------------------------------------
     200,000  Westchester County, NY IDA
              (Purchase College Foundation Hsg. Corp.)(1)                          5.500   12/01/2015  12/01/2011(A)         206,308
------------------------------------------------------------------------------------------------------------------------------------
   1,990,000  Westchester County, NY IDA (Rippowam-Cisqua School)(1)               5.750   06/01/2029  01/22/2022(B)       1,911,853
------------------------------------------------------------------------------------------------------------------------------------
     605,000  Westchester County, NY IDA (Schnurmacher Center)(1)                  6.000   11/01/2011  11/01/2011            603,572
------------------------------------------------------------------------------------------------------------------------------------

29 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$    110,000  Westchester County, NY IDA (Westchester Airport Assoc.)(1)           5.850%  08/01/2014  04/30/2011(A) $       110,293
------------------------------------------------------------------------------------------------------------------------------------
     690,000  Westchester County, NY IDA (Westchester Airport Assoc.)(1)           5.950   08/01/2024  04/30/2011(A)         690,152
------------------------------------------------------------------------------------------------------------------------------------
     100,000  Westchester County, NY IDA (Winward School)(1)                       5.200   10/01/2021  12/15/2018(B)          99,282
------------------------------------------------------------------------------------------------------------------------------------
   7,560,000  Westchester County, NY Tobacco Asset Securitization Corp.(1)         4.500   06/01/2021  06/01/2012(B)       7,182,378
------------------------------------------------------------------------------------------------------------------------------------
   9,600,000  Westchester County, NY Tobacco Asset Securitization Corp.(1)         5.000   06/01/2026  06/01/2016(B)       8,340,576
------------------------------------------------------------------------------------------------------------------------------------
      90,000  White Plains, NY HDC (Battle Hill)                                   6.650   02/01/2025  04/30/2011(A)          90,106
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Yonkers, NY EDC (Charter School of Educational Excellence(1)         6.000   10/15/2030  11/17/2024(B)         902,200
------------------------------------------------------------------------------------------------------------------------------------
      95,000  Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)(1)         5.450   02/01/2029  04/30/2011(A)          95,029
------------------------------------------------------------------------------------------------------------------------------------
     165,000  Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)(1)         5.650   02/01/2039  04/30/2011(A)         165,017
------------------------------------------------------------------------------------------------------------------------------------
   1,455,000  Yonkers, NY IDA (Monastery Manor Associates)(1)                      5.000   04/01/2025  05/07/2023(B)       1,389,394
------------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Yonkers, NY IDA (Sarah Lawrence College)                             5.750   06/01/2024  06/01/2019(A)       1,317,221
------------------------------------------------------------------------------------------------------------------------------------
   1,565,000  Yonkers, NY IDA (St. John's Riverside Hospital)(1)                   6.800   07/01/2016  03/12/2014(B)       1,540,743
                                                                                                                       -------------
                                                                                                                       3,098,040,996
------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions-28.7%
   9,210,000  Guam Airport Authority, Series C(1)                                  5.375   10/01/2019  10/01/2013(A)       9,278,430
------------------------------------------------------------------------------------------------------------------------------------
   6,000,000  Guam Airport Authority, Series C(1)                                  5.375   10/01/2020  10/01/2013(A)       6,014,160
------------------------------------------------------------------------------------------------------------------------------------
     192,000  Guam EDA (TASC)(1)                                                   5.300   05/15/2014  05/15/2014            215,912
------------------------------------------------------------------------------------------------------------------------------------
     290,000  Guam Government Limited Obligation(1)                                5.000   11/01/2017  12/07/2015(B)         276,219
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Guam Government Waterworks Authority & Wastewater System(1)          5.250   07/01/2025  08/08/2023(B)       4,510,450
------------------------------------------------------------------------------------------------------------------------------------
      50,000  Guam International Airport Authority(1)                              4.500   10/01/2014  10/01/2013(A)          50,909
------------------------------------------------------------------------------------------------------------------------------------
      10,000  Guam International Airport Authority(1)                              5.000   10/01/2023  10/01/2023              9,370
------------------------------------------------------------------------------------------------------------------------------------
      25,000  Guam International Airport Authority(1)                              5.250   10/01/2016  10/01/2013(A)          25,870
------------------------------------------------------------------------------------------------------------------------------------
   1,290,000  Guam Power Authority, Series A(1)                                    5.000   10/01/2018  10/13/2017(B)       1,256,202
------------------------------------------------------------------------------------------------------------------------------------
      25,000  Guam Power Authority, Series A(1)                                    5.000   10/01/2024  07/23/2023(B)          23,044
------------------------------------------------------------------------------------------------------------------------------------
      20,000  Guam Power Authority, Series A(1)                                    5.250   10/01/2013  04/30/2011(A)          20,038
------------------------------------------------------------------------------------------------------------------------------------
     335,000  Guam Power Authority, Series A(1)                                    5.250   10/01/2013  04/30/2011(A)         335,643
------------------------------------------------------------------------------------------------------------------------------------
      50,000  Guam Power Authority, Series A(1)                                    5.250   10/01/2014  10/01/2014             49,934
------------------------------------------------------------------------------------------------------------------------------------
     710,000  Guam Power Authority, Series A(1)                                    5.250   10/01/2023  09/02/2019(B)         667,201
------------------------------------------------------------------------------------------------------------------------------------
     655,000  Guam Power Authority, Series A(1)                                    5.250   10/01/2023  09/02/2019(B)         615,517
------------------------------------------------------------------------------------------------------------------------------------
      40,000  Guam Power Authority, Series A(1)                                    5.250   10/01/2034  11/07/2032(B)          35,466
------------------------------------------------------------------------------------------------------------------------------------

30 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
------------------------------------------------------------------------------------------------------------------------------------
$    205,000  Guam Tobacco Settlement Economic Devel.
              & Commerce Authority (TASC)(1)                                       5.250%  06/01/2032  11/27/2015(B) $       179,789
------------------------------------------------------------------------------------------------------------------------------------
     100,000  Northern Mariana Islands Commonwealth, Series A(1)                   6.750   10/01/2033  10/01/2012(B)          91,675
------------------------------------------------------------------------------------------------------------------------------------
     375,000  Puerto Rico Children's Trust Fund (TASC)(1)                          4.100   05/15/2013  05/15/2012(A)         376,095
------------------------------------------------------------------------------------------------------------------------------------
     200,000  Puerto Rico Children's Trust Fund (TASC)(1)                          4.250   05/15/2014  05/15/2014            199,240
------------------------------------------------------------------------------------------------------------------------------------
 214,710,000  Puerto Rico Children's Trust Fund (TASC)(1)                          5.375   05/15/2033  01/14/2016(B)     189,762,845
------------------------------------------------------------------------------------------------------------------------------------
  68,875,000  Puerto Rico Children's Trust Fund (TASC)(1)                          5.500   05/15/2039  02/26/2025(B)      56,169,629
------------------------------------------------------------------------------------------------------------------------------------
  30,755,000  Puerto Rico Children's Trust Fund (TASC)(1)                          5.625   05/15/2043  12/27/2029(B)      25,207,106
------------------------------------------------------------------------------------------------------------------------------------
  17,500,000  Puerto Rico Commonwealth GO(1)                                       4.750   12/01/2015  12/01/2012(A)      17,979,850
------------------------------------------------------------------------------------------------------------------------------------
      50,000  Puerto Rico Commonwealth GO(1)                                       5.000   07/01/2026  07/01/2026             45,936
------------------------------------------------------------------------------------------------------------------------------------
      50,000  Puerto Rico Commonwealth GO(1)                                       5.000   07/01/2028  12/14/2026(B)          45,418
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Puerto Rico Commonwealth GO(1)                                       5.000   07/01/2030  07/01/2012(C)       2,058,460
------------------------------------------------------------------------------------------------------------------------------------
   2,660,000  Puerto Rico Commonwealth GO(1)                                       5.125   07/01/2031  07/01/2031          2,483,456
------------------------------------------------------------------------------------------------------------------------------------
   7,000,000  Puerto Rico Commonwealth GO(1)                                       5.250   01/01/2015  07/05/2014(B)       7,221,480
------------------------------------------------------------------------------------------------------------------------------------
     880,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2018  07/01/2013(A)         886,327
------------------------------------------------------------------------------------------------------------------------------------
     900,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2019  07/01/2013(A)         903,807
------------------------------------------------------------------------------------------------------------------------------------
     500,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2020  07/01/2014(A)         500,770
------------------------------------------------------------------------------------------------------------------------------------
   2,430,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2021  07/01/2021          2,423,123
------------------------------------------------------------------------------------------------------------------------------------
   4,795,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2022  07/01/2022          4,744,461
------------------------------------------------------------------------------------------------------------------------------------
   7,350,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2022  07/01/2022          7,272,531
------------------------------------------------------------------------------------------------------------------------------------
   2,315,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2022  07/01/2022          2,290,600
------------------------------------------------------------------------------------------------------------------------------------
   4,575,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2023  07/01/2023          4,477,598
------------------------------------------------------------------------------------------------------------------------------------
   7,395,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2023  07/01/2023          7,237,560
------------------------------------------------------------------------------------------------------------------------------------
  11,000,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2023  07/01/2023         10,765,810
------------------------------------------------------------------------------------------------------------------------------------
  15,850,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2024  07/01/2024         15,341,691
------------------------------------------------------------------------------------------------------------------------------------
  21,785,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2025  07/01/2025         20,824,935
------------------------------------------------------------------------------------------------------------------------------------
   4,750,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2027  07/01/2027          4,462,720
------------------------------------------------------------------------------------------------------------------------------------
      15,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2029  07/01/2029             13,965
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2030  07/01/2030          4,617,700
------------------------------------------------------------------------------------------------------------------------------------
   2,840,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2030  05/09/2029(B)       2,622,854
------------------------------------------------------------------------------------------------------------------------------------
  14,750,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2032  07/01/2032         13,234,143
------------------------------------------------------------------------------------------------------------------------------------
  11,735,000  Puerto Rico Commonwealth GO(1)                                       5.250   07/01/2032  10/02/2031(B)      10,528,994
------------------------------------------------------------------------------------------------------------------------------------
   6,060,000  Puerto Rico Commonwealth GO(1)                                       5.375   07/01/2028  07/01/2028          5,749,364
------------------------------------------------------------------------------------------------------------------------------------
   3,000,000  Puerto Rico Commonwealth GO(1)                                       5.500   07/01/2019  07/01/2019          3,101,160
------------------------------------------------------------------------------------------------------------------------------------
  13,100,000  Puerto Rico Commonwealth GO(1)                                       5.500   07/01/2023  07/01/2018(A)      13,106,550
------------------------------------------------------------------------------------------------------------------------------------
     305,000  Puerto Rico Commonwealth GO(1)                                       5.625   07/01/2019  04/30/2011(A)         305,131
------------------------------------------------------------------------------------------------------------------------------------
   1,320,000  Puerto Rico Commonwealth GO(1)                                       6.000   07/01/2027  07/01/2018(A)       1,337,635
------------------------------------------------------------------------------------------------------------------------------------

31 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
------------------------------------------------------------------------------------------------------------------------------------
$  1,950,000  Puerto Rico Commonwealth GO(1)                                       6.500%  07/01/2037  07/01/2019(A) $     1,984,574
------------------------------------------------------------------------------------------------------------------------------------
  28,360,000  Puerto Rico Electric Power Authority, Series AAA(1)                  5.250   07/01/2022  07/01/2020(A)      28,657,780
------------------------------------------------------------------------------------------------------------------------------------
  10,920,000  Puerto Rico Electric Power Authority, Series AAA(1)                  5.250   07/01/2023  07/01/2023         10,899,580
------------------------------------------------------------------------------------------------------------------------------------
  11,490,000  Puerto Rico Electric Power Authority, Series AAA(1)                  5.250   07/01/2024  07/01/2024         11,210,678
------------------------------------------------------------------------------------------------------------------------------------
  12,095,000  Puerto Rico Electric Power Authority, Series AAA(1)                  5.250   07/01/2025  07/01/2025         11,618,941
------------------------------------------------------------------------------------------------------------------------------------
   4,905,000  Puerto Rico Electric Power Authority, Series CCC(1)                  5.250   07/01/2028  07/01/2028          4,623,110
------------------------------------------------------------------------------------------------------------------------------------
  12,500,000  Puerto Rico Electric Power Authority, Series WW(1)                   5.250   07/01/2025  07/01/2025         12,008,000
------------------------------------------------------------------------------------------------------------------------------------
      85,000  Puerto Rico HFA(1)                                                   5.000   12/01/2020  12/01/2013(A)          86,214
------------------------------------------------------------------------------------------------------------------------------------
  37,000,000  Puerto Rico HFA (Vivienda Modernization)(1)                          4.750   10/01/2011  05/01/2011(A)      37,109,150
------------------------------------------------------------------------------------------------------------------------------------
     100,000  Puerto Rico HFC(1)                                                   5.100   12/01/2018  12/01/2011(A)         101,388
------------------------------------------------------------------------------------------------------------------------------------
      90,000  Puerto Rico Highway & Transportation Authority(1)                    5.000   07/01/2022  01/22/2021(B)          87,171
------------------------------------------------------------------------------------------------------------------------------------
      35,000  Puerto Rico Highway & Transportation Authority(1)                    5.000   07/01/2028  02/20/2026(B)          31,792
------------------------------------------------------------------------------------------------------------------------------------
      90,000  Puerto Rico Highway & Transportation Authority(1)                    5.000   07/01/2028  08/06/2026(B)          81,752
------------------------------------------------------------------------------------------------------------------------------------
      45,000  Puerto Rico Highway & Transportation Authority(1)                    5.250   07/01/2014  07/01/2011(A)          45,239
------------------------------------------------------------------------------------------------------------------------------------
     425,000  Puerto Rico Highway & Transportation Authority(1)                    5.750   07/01/2019  07/01/2013(A)         431,260
------------------------------------------------------------------------------------------------------------------------------------
     230,000  Puerto Rico Highway & Transportation Authority(1)                    5.750   07/01/2020  07/01/2013(A)         232,657
------------------------------------------------------------------------------------------------------------------------------------
      85,000  Puerto Rico Highway & Transportation Authority(1)                    5.750   07/01/2021  07/01/2013(A)          85,820
------------------------------------------------------------------------------------------------------------------------------------
   7,995,000  Puerto Rico Highway & Transportation Authority(1)                    5.750   07/01/2022  07/01/2013(A)       8,056,961
------------------------------------------------------------------------------------------------------------------------------------
       5,000  Puerto Rico Highway & Transportation Authority, Series A(1)          5.000   07/01/2028  05/23/2024(B)           4,542
------------------------------------------------------------------------------------------------------------------------------------
   7,000,000  Puerto Rico Highway & Transportation Authority, Series E(1)          5.750   07/01/2024  07/01/2012(A)       7,012,250
------------------------------------------------------------------------------------------------------------------------------------
   2,145,000  Puerto Rico Highway & Transportation Authority, Series G(1)          5.250   07/01/2018  07/01/2013(A)       2,160,423
------------------------------------------------------------------------------------------------------------------------------------
   1,175,000  Puerto Rico Highway & Transportation Authority, Series G(1)          5.250   07/01/2019  07/01/2013(A)       1,179,970
------------------------------------------------------------------------------------------------------------------------------------
   4,355,000  Puerto Rico Highway & Transportation Authority, Series K(1)          5.000   07/01/2021  07/01/2021          4,257,404
------------------------------------------------------------------------------------------------------------------------------------
  11,000,000  Puerto Rico Highway & Transportation Authority, Series K(1)          5.000   07/01/2022  07/01/2022         10,654,270
------------------------------------------------------------------------------------------------------------------------------------
  12,275,000  Puerto Rico Highway & Transportation Authority, Series K(1)          5.000   07/01/2023  07/01/2023         11,742,633
------------------------------------------------------------------------------------------------------------------------------------

32 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
------------------------------------------------------------------------------------------------------------------------------------
$ 12,760,000  Puerto Rico Highway & Transportation Authority, Series K(1)         5.000%   07/01/2024  07/01/2024    $    12,055,138
------------------------------------------------------------------------------------------------------------------------------------
  14,545,000  Puerto Rico Highway & Transportation Authority, Series K(1)         5.000    07/01/2025  07/01/2025         13,552,595
------------------------------------------------------------------------------------------------------------------------------------
  16,725,000  Puerto Rico Highway & Transportation Authority, Series K(1)         5.000    07/01/2026  07/01/2026         15,365,425
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Puerto Rico Highway & Transportation Authority, Series K(1)         5.000    07/01/2027  07/01/2027            913,500
------------------------------------------------------------------------------------------------------------------------------------
  16,800,000  Puerto Rico Highway & Transportation Authority, Series N(1)         0.733(5) 07/01/2045  07/01/2045          9,082,248
------------------------------------------------------------------------------------------------------------------------------------
     160,000  Puerto Rico Industrial Devel. Company, Series B(1)                  5.375    07/01/2016  04/30/2011(A)         160,158
------------------------------------------------------------------------------------------------------------------------------------
     780,000  Puerto Rico Infrastructure(1)                                       5.000    07/01/2019  07/01/2016(A)         780,655
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Puerto Rico Infrastructure(1)                                       5.500    07/01/2021  07/01/2021          5,054,200
------------------------------------------------------------------------------------------------------------------------------------
     175,000  Puerto Rico Infrastructure (Mepsi Campus)(1)                        5.600    10/01/2014  01/26/2013(B)         170,832
------------------------------------------------------------------------------------------------------------------------------------
   4,250,000  Puerto Rico Infrastructure Financing Authority(1)                   5.500    07/01/2023  07/01/2023          4,255,228
------------------------------------------------------------------------------------------------------------------------------------
   2,855,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)                   5.375    02/01/2019  11/11/2015(B)       2,796,787
------------------------------------------------------------------------------------------------------------------------------------
  19,610,000  Puerto Rico ITEMECF (Cogeneration Facilities)(1)                    6.625    06/01/2026  06/01/2011(A)      19,631,375
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000  Puerto Rico ITEMECF (Dr. Pila Hospital)(1)                          6.125    08/01/2025  04/30/2011(A)       1,500,915
------------------------------------------------------------------------------------------------------------------------------------
      60,000  Puerto Rico ITEMECF (Guaynabo Municipal Government Center)(1)       5.625    07/01/2015  04/30/2011(A)          60,122
------------------------------------------------------------------------------------------------------------------------------------
      25,000  Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                     5.500    07/01/2017  04/30/2011(A)          25,020
------------------------------------------------------------------------------------------------------------------------------------
      95,000  Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                     5.500    07/01/2026  11/08/2022(B)          89,115
------------------------------------------------------------------------------------------------------------------------------------
     605,000  Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                     6.250    07/01/2016  04/30/2011(A)         606,997
------------------------------------------------------------------------------------------------------------------------------------
      75,000  Puerto Rico ITEMECF (Hospital de la Concepcion)(1)                  6.125    11/15/2025  04/30/2011(A)          75,955
------------------------------------------------------------------------------------------------------------------------------------
     750,000  Puerto Rico ITEMECF (Hospital de la Concepcion)(1)                  6.375    11/15/2015  04/30/2011(A)         760,328
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000  Puerto Rico ITEMECF (Hospital de la Concepcion)(1)                  6.500    11/15/2020  04/30/2011(A)       2,026,080
------------------------------------------------------------------------------------------------------------------------------------
     100,000  Puerto Rico ITEMECF (InterAmerican University)(1)                   5.000    10/01/2015  04/30/2011(A)         100,213
------------------------------------------------------------------------------------------------------------------------------------
     130,000  Puerto Rico ITEMECF (InterAmerican University)(1)                   5.000    10/01/2022  04/24/2021(B)         126,859
------------------------------------------------------------------------------------------------------------------------------------
   2,250,000  Puerto Rico ITEMECF
              (SEAM/Hospital Espanol Auxilio Obligated Group)(1)                  6.250    07/01/2024  04/30/2011(A)       2,251,440
------------------------------------------------------------------------------------------------------------------------------------
   2,190,000  Puerto Rico ITEMECF (University Plaza)(1)                           5.625    07/01/2015  07/01/2011(A)       2,207,673
-----------------------------------------------------------------------------------------------------------------------------------

33 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
------------------------------------------------------------------------------------------------------------------------------------
$  2,215,000  Puerto Rico ITEMECF (University Plaza)(1)                            5.625%  07/01/2016  07/01/2011(A) $     2,232,875
------------------------------------------------------------------------------------------------------------------------------------
   2,345,000  Puerto Rico ITEMECF (University Plaza)(1)                            5.625   07/01/2017  07/01/2011(A)       2,363,924
------------------------------------------------------------------------------------------------------------------------------------
     355,000  Puerto Rico ITEMECF (University Plaza)(1)                            5.625   07/01/2018  07/01/2011(A)         357,865
------------------------------------------------------------------------------------------------------------------------------------
   1,875,000  Puerto Rico ITEMECF (University Plaza)(1)                            5.625   07/01/2019  07/01/2011(A)       1,890,131
------------------------------------------------------------------------------------------------------------------------------------
   9,400,000  Puerto Rico Municipal Finance Agency, Series A(1)                    5.250   08/01/2023  08/01/2023          9,197,430
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000  Puerto Rico Municipal Finance Agency, Series A(1)                    5.250   08/01/2024  08/01/2024          9,674,400
------------------------------------------------------------------------------------------------------------------------------------
     305,000  Puerto Rico Municipal Finance Agency, Series A(1)                    5.500   07/01/2017  04/30/2011(A)         305,790
------------------------------------------------------------------------------------------------------------------------------------
      25,000  Puerto Rico Municipal Finance Agency, Series B(1)                    5.750   08/01/2013  04/30/2011(A)          25,195
------------------------------------------------------------------------------------------------------------------------------------
   6,880,000  Puerto Rico Public Buildings Authority(1)                            5.000   07/01/2028  07/01/2012(C)       7,012,853
------------------------------------------------------------------------------------------------------------------------------------
  11,560,000  Puerto Rico Public Buildings Authority(1)                            5.000   07/01/2036  07/01/2012(C)      11,798,136
------------------------------------------------------------------------------------------------------------------------------------
     545,000  Puerto Rico Public Buildings Authority(1)                            5.125   07/01/2024  01/05/2024(B)         516,322
------------------------------------------------------------------------------------------------------------------------------------
  14,280,000  Puerto Rico Public Buildings Authority(1)                            5.250   07/01/2029  03/02/2028(B)      13,219,710
------------------------------------------------------------------------------------------------------------------------------------
   2,060,000  Puerto Rico Public Buildings Authority(1)                            5.500   07/01/2021  07/01/2017(A)       2,072,236
------------------------------------------------------------------------------------------------------------------------------------
   3,255,000  Puerto Rico Public Buildings Authority(1)                            5.500   07/01/2025  07/01/2025          3,159,336
------------------------------------------------------------------------------------------------------------------------------------
  13,195,000  Puerto Rico Public Buildings Authority(1)                            5.500   07/01/2026  07/01/2026         12,706,125
------------------------------------------------------------------------------------------------------------------------------------
   1,250,000  Puerto Rico Public Buildings Authority(1)                            5.500   07/01/2035  07/01/2017(C)       1,304,888
------------------------------------------------------------------------------------------------------------------------------------
   1,400,000  Puerto Rico Public Buildings Authority(1)                            5.750   07/01/2034  07/01/2017(C)       1,480,248
------------------------------------------------------------------------------------------------------------------------------------
   8,795,000  Puerto Rico Public Buildings Authority(1)                            7.000   07/01/2021  07/01/2014(A)       9,644,333
------------------------------------------------------------------------------------------------------------------------------------
  31,150,000  Puerto Rico Public Buildings Authority(1)                            7.000   07/01/2025  06/01/2014(A)      33,555,403
------------------------------------------------------------------------------------------------------------------------------------
     825,000  Puerto Rico Public Buildings Authority, Series G(1)                  5.250   07/01/2019  07/01/2012(A)         825,965
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  Puerto Rico Public Finance Corp., Series A(1)                        4.100   08/01/2029  02/01/2012(C)       1,004,000
------------------------------------------------------------------------------------------------------------------------------------
  60,270,000  Puerto Rico Public Finance Corp., Series A(1)                        5.250   08/01/2029  02/01/2012(C)      61,074,605
------------------------------------------------------------------------------------------------------------------------------------
  40,635,000  Puerto Rico Public Finance Corp., Series A(1)                        5.250   08/01/2030  02/01/2012(C)      41,244,525
------------------------------------------------------------------------------------------------------------------------------------
  28,325,000  Puerto Rico Public Finance Corp., Series A(1)                        5.250   08/01/2031  02/01/2012(C)      28,703,139
------------------------------------------------------------------------------------------------------------------------------------

34 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

  Principal                                                                                              Effective
    Amount                                                                        Coupon    Maturity     Maturity*         Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
------------------------------------------------------------------------------------------------------------------------------------
$ 75,410,000  Puerto Rico Public Finance Corp., Series A(1)                        5.750%  08/01/2027  02/01/2012(C) $    76,722,888
------------------------------------------------------------------------------------------------------------------------------------
  19,000,000  Puerto Rico Sales Tax Financing Corp., Series A(1)                   5.625   08/01/2030  08/01/2030         18,550,080
------------------------------------------------------------------------------------------------------------------------------------
  71,000,000  Puerto Rico Sales Tax Financing Corp., Series A(1)                   6.125   08/01/2029  02/01/2014(A)      72,703,290
------------------------------------------------------------------------------------------------------------------------------------
   4,080,000  University of Puerto Rico(1)                                         5.000   06/01/2025  06/01/2025          3,759,842
------------------------------------------------------------------------------------------------------------------------------------
   2,750,000  University of Puerto Rico(1)                                         5.000   06/01/2026  06/01/2026          2,496,258
------------------------------------------------------------------------------------------------------------------------------------
      95,000  University of Puerto Rico                                            5.500   06/01/2012  04/30/2011(A)          95,249
------------------------------------------------------------------------------------------------------------------------------------
   7,470,000  University of Puerto Rico, Series P(1)                               5.000   06/01/2021  06/01/2021          7,156,260
------------------------------------------------------------------------------------------------------------------------------------
   8,500,000  University of Puerto Rico, Series P(1)                               5.000   06/01/2022  06/01/2022          8,103,220
------------------------------------------------------------------------------------------------------------------------------------
   5,645,000  University of Puerto Rico, Series P(1)                               5.000   06/01/2030  12/23/2028(B)       4,931,020
------------------------------------------------------------------------------------------------------------------------------------
   8,410,000  University of Puerto Rico, Series Q(1)                               5.000   06/01/2023  06/01/2023          7,916,081
------------------------------------------------------------------------------------------------------------------------------------
     300,000  University of Puerto Rico, Series Q(1)                               5.000   06/01/2030  12/22/2028(B)         262,056
------------------------------------------------------------------------------------------------------------------------------------
   5,250,000  V.I. Government Refinery Facilities (Hovensa Coker)(1)               6.500   07/01/2021  10/01/2017(B)       5,248,530
------------------------------------------------------------------------------------------------------------------------------------
      75,000  V.I. HFA, Series A(1)                                                6.500   03/01/2025  04/30/2011(A)          75,005
------------------------------------------------------------------------------------------------------------------------------------
   2,580,000  V.I. Port Authority, Series A(1)                                     5.250   09/01/2018  09/01/2011(A)       2,590,759
------------------------------------------------------------------------------------------------------------------------------------
   7,000,000  V.I. Public Finance Authority (Hovensa Refinery)(1)                  4.700   07/01/2022  10/01/2018(B)       5,856,340
------------------------------------------------------------------------------------------------------------------------------------
   4,825,000  V.I. Public Finance Authority (Hovensa Refinery)(1)                  5.875   07/01/2022  10/02/2018(B)       4,452,414
------------------------------------------------------------------------------------------------------------------------------------
   1,075,000  V.I. Public Finance Authority (Matching Fund Loan Note)(1)           5.250   10/01/2021  10/01/2014(A)       1,089,728
------------------------------------------------------------------------------------------------------------------------------------
     620,000  V.I. Public Finance Authority (Matching Fund Loan Note)(1)           6.750   10/01/2037  10/01/2019(A)         639,753
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  V.I. Public Finance Authority,
              Series A(1)                                                          5.250   10/01/2016  10/01/2014(A)       1,063,350
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000  V.I. Public Finance Authority,
              Series A(1)                                                          5.250   10/01/2022  10/01/2014(A)       2,013,140
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000  V.I. Public Finance Authority,
              Series A(1)                                                          5.250   10/01/2023  10/01/2014(A)       2,004,240
------------------------------------------------------------------------------------------------------------------------------------
  12,035,000  V.I. Public Finance Authority,
              Series A(1)                                                          6.375   10/01/2019  10/01/2011(A)      12,144,880
------------------------------------------------------------------------------------------------------------------------------------
   1,015,000  V.I. Tobacco Settlement Financing Corp. (TASC)(1)                    4.750   05/15/2012  05/15/2011(A)       1,016,827
------------------------------------------------------------------------------------------------------------------------------------
      80,000  V.I. Tobacco Settlement Financing Corp. (TASC)(1)                    4.950   05/15/2014  05/15/2011(A)          80,047
------------------------------------------------------------------------------------------------------------------------------------
   1,050,000  V.I. Tobacco Settlement Financing Corp. (TASC)(1)                    5.000   05/15/2021  07/09/2012(B)         965,139
------------------------------------------------------------------------------------------------------------------------------------
   1,440,000  V.I. Tobacco Settlement Financing Corp. (TASC)(1)                    5.000   05/15/2031  10/18/2017(B)       1,170,158
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000  V.I. Water & Power Authority(1)                                      5.500   07/01/2017  04/30/2011(A)       2,502,900
                                                                                                                       -------------
                                                                                                                       1,220,946,078

35 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

                                                                                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Total Investments, at Value (Cost $4,457,573,528)-101.4%                                             $  4,318,987,074
-----------------------------------------------------------------------------------------------------------------------------------
              Liabilities in Excess of Other Assets-(1.4)                                                               (57,988,802)
                                                                                                                    ---------------
              Net Assets-100.0%                                                                                     $ 4,260,998,272
                                                                                                                    ===============

Footnotes to Statement of Investments

(*) Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   A. Optional call date; corresponds to the most conservative yield calculation.

   B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   C.   Date of mandatory put.

   D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4. Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                  LEVEL 1-           LEVEL 2-          LEVEL 3-
                                 UNADJUSTED            OTHER          SIGNIFICANT
                                   QUOTED           SIGNIFICANT       UNOBSERVABE
                                   PRICES        OBSERVABLE INPUTS      INPUTS                VALUE
--------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  New York                      $     -        $  3,083,250,913      $ 14,790,083       $  3,098,040,996
  U.S. Possessions                    -           1,220,946,078                 -          1,220,946,078
                                 -----------------------------------------------------------------------
Total Assets                    $     -        $  4,304,196,991      $ 14,790,083       $  4,318,987,074
                                 -----------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

36 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS            Assoc. for Children with Down Syndrome
ACLD            Adults and Children with Learning and Developmental Disabilities
ALIA            Alliance of Long Island Agencies
AOFMHS          Aurelia Osborn Fox Memorial Hospital Society
ARC             Assoc. of Retarded Citizens
BFCC            Brookdale Family Care Center
BID             Business Improvement District
BOCES           Board of Cooperative Educational Services
CCDRCA          Catholic Charities of the Diocese
                of Rockville Centre and Affiliates
CHSLI           Catholic Health Services of Long Island
CMA             Community Mainstreaming Associates, Inc.
COP             Certificates of Participation
CRR             Center for Rapid Recovery
CRV             Crystal Run Village
CSMR            Community Services for the Mentally Retarded
Con Ed          Consolidated Edison Company
DA              Dormitory Authority
DDI             Developmental Disabilities Institute
DRIVERS         Derivative Inverse Tax Exempt Receipts
EDA             Economic Devel. Authority
EDC             Economic Devel. Corp.
EFC             Environmental Facilities Corp.
ERDA            Energy Research and Devel. Authority
FNHC            Ferncilff Nursing Home Company
FREE            Family Residences and Essential Enterprises
GO              General Obligation
GSHMC           Good Samaritan Hospital Medical Center
HDC             Housing Devel. Corp.
HFA             Housing Finance Agency
HFC             Housing Finance Corp.
HKSB            Helen Keller Services for the Blind
IDA             Industrial Devel. Agency
IGHL            Independent Group Home for Living
ITEMECF         Industrial, Tourist, Educational,
                Medical and Environmental Community Facilities
JDAM            Julia Dyckman Andrus Memorial
JFK             John Fitzgerald Kennedy
KR              Kateri Residence
L.I.            Long Island
LIHIA           Long Island Head Injury Assoc.
LILCO           Long Island Lighting Corp.
MMC             Mercy Medical Center
MMWNHC          Mary Manning Walsh Nursing Home Company
MTA             Metropolitan Transportation Authority
NSUH            North Shore University Hospital
NSUHGC          North Shore University Hospital at Glen Cove
NSUHPL          North Shore University Hospital at Plainview
NY/NJ           New York/New Jersey
NYC             New York City
NYS             New York State
NYU             New York University
RIBS            Residual Interest Bonds
Res Rec         Resource Recovery Facility
ROLs            Residual Option Longs
SAVRS           Select Auction Variable Rate Securities
SCHC            Senior Citizen Housing Corp.
SCHRC           St. Charles Hospital and Rehabilitation Center
SCSMC           St. Catherine of Sienna Medical Center

37 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

SEAM            Sociedad Espanola de Auxilio Mutuo
SFH             St. Francis Hospital
SFTU            Services for the Underserved
SONYMA          State of New York Mortgage Agency
SUNY            State University of New York
SV              Sienna Village
TASC            Tobacco Settlement Asset-Backed Bonds
TFABs           Tobacco Flexible Amortization Bonds
UBF             University of Buffalo Foundation
UDC             Urban Devel. Corp.
USBFCC          Urban Strategies Brookdale Family Care Center
V.I.            United States Virgin Islands
WORCA           Working Organization for Retarded Children and Adults
YAI             Young Adult Institute
YMCA            Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current days closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

38 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 5% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $95,840,000 as of March
31, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At March 31, 2011, municipal bond holdings with a value of $138,625,766 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $95,840,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At March 31, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

39 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

 PRINCIPAL AMOUNT  INVERSE FLOATER(1)         COUPON RATE(2)    MATURITY DATE     VALUE
----------------   -----------------          -------------     -------------  -----------
$       3,335,000  NYC GO DRIVERS                    11.127%          8/15/23  $ 3,727,896
        3,780,000  NYC GO DRIVERS                    11.132           12/1/23    4,234,054
        2,240,000  NYC GO ROLs(3)                    19.601            4/1/30    2,263,475
        7,250,000  NYC GO ROLs(3)                    14.191            6/1/23    8,463,360
        9,895,000  NYS DA ROLs(3)                    19.892           8/15/30   10,884,599
        7,085,000  NYS DA ROLs(3)                     9.816            7/1/27    7,924,856
        5,120,000  SONYMA, Series 29 DRIVERS         15.842           10/1/31    5,287,526
                                                                               -----------
                                                                               $42,785,766
                                                                               ===========

----------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 37-38 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.  Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $66,270,000

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2011 is as follows:

Cost                               $595,000
Market Value                       $394,675
Market Value as a % of Net Assets     0.01%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of March 31, 2011, securities with an aggregate market value of $574,706, representing 0.01% of the Fund's net assets, were subject to these forbearance agreements. Interest payments of $13,866 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $  4,358,119,494(1)
                                  ================

Gross unrealized appreciation     $     33,677,335
Gross unrealized depreciation         (172,287,958)
                                  ----------------
Net unrealized depreciation       $   (138,610,623)
                                  ================

40 | Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS March 31, 2011 (Unaudited)

----------
1. The Federal tax cost of securities does not include cost of $99,478,203 which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

41 | Limited Term New York Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By:   /s/ William F. Glavin, Jr.
      ---------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 05/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William F. Glavin, Jr.
      ---------------------------
      William F. Glavin, Jr.
      Principal Executive Officer

Date: 05/10/2011

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 05/10/2011